STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

The table below sets forth the diversification of the Steward Covered Call Income Fund investments by Industry.

Industry Diversification	Percent*
IT Services	8.8%
Software	8.4
Interactive Media & Services	6.3
Banks	4.9
Electric Utilities	4.6
Semiconductors & Semiconductor Equipment	4.5
Health Care Equipment & Supplies	4.4
Internet & Direct Marketing Retail	4.3
Technology Hardware, Storage & Peripherals	4.1
Biotechnology	3.5
Beverages	3.0
Household Products	3.0
Specialty Retail	2.9
Food & Staples Retailing	2.7
Diversified Telecommunication Services	2.7
Aerospace & Defense	2.6
Oil, Gas & Consumable Fuels	2.5
Media	2.4
Hotels, Restaurants & Leisure	2.4
Diversified Financial Services	2.2
Entertainment	2.2
Capital Markets	1.9
Industry Diversification	Percent*
Industrial Conglomerates	1.8%
Communications Equipment	1.5
Insurance	1.5
Equity Real Estate Investment Trusts	1.4
Air Freight & Logistics	1.4
Road & Rail	1.3
Food Products	1.2
Pharmaceuticals	1.2
Money Market Fund	1.2
Consumer Finance	1.1
Textiles, Apparel & Luxury Goods	0.9
Electrical Equipment	0.8
Automobiles	0.8
Chemicals	0.8
Health Care Providers & Services	0.6
Multiline Retail	0.5
Machinery	0.4
Energy Equipment & Services	0.2
Total Investments	102.9%

*	Percentages indicated are based on net assets as of July 31, 2020.
See notes to Schedules of Portfolio Investments.
0

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS (101.7%)
AEROSPACE & DEFENSE (2.6%)
Boeing Co. (The)	700	$ 110,600
General Dynamics Corp.	1,300	190,762
Lockheed Martin Corp.	700	265,279
Raytheon Technologies Corp.	3,499	198,323
		764,964
AIR FREIGHT & LOGISTICS (1.4%)
FedEx Corp.	1,000	168,400
United Parcel Service, Inc., Class B	1,700	242,692
		411,092
AUTOMOBILES (0.8%)
Ford Motor Co.	20,000	132,200
General Motors Co.	4,700	116,983
		249,183
BANKS (4.9%)
Bank of America Corp.	15,000	373,200
Citigroup, Inc.	5,500	275,055
JPMorgan Chase & Co.	5,000	483,200
U.S. Bancorp	4,900	180,516
Wells Fargo & Co.	6,400	155,264
		1,467,235
BEVERAGES (3.0%)
Coca-Cola Co. (The)	8,200	387,368
PepsiCo, Inc.	3,800	523,108
		910,476
BIOTECHNOLOGY (3.5%)
AbbVie, Inc.	3,400	322,694
Amgen, Inc.	1,400	342,538
Biogen, Inc.(a)	600	164,814
Gilead Sciences, Inc.	3,000	208,590
		1,038,636
CAPITAL MARKETS (1.9%)
Bank of New York Mellon Corp. (The)	3,100	111,135
BlackRock, Inc.	400	230,004
Goldman Sachs Group, Inc. (The)	700	138,572
Morgan Stanley	2,100	102,648
		582,359
CHEMICALS (0.8%)
Dow, Inc.	2,400	98,544
DuPont de Nemours, Inc.	2,500	133,700
		232,244
	Shares	Value
COMMUNICATIONS EQUIPMENT (1.5%)
Cisco Systems, Inc.	9,400	$ 442,740
CONSUMER FINANCE (1.1%)
American Express Co.	2,300	214,636
Capital One Financial Corp.	1,800	114,840
		329,476
DIVERSIFIED FINANCIAL SERVICES (2.2%)
Berkshire Hathaway, Inc., Class B(a)	3,300	646,074
DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
AT&T, Inc.	12,500	369,750
Verizon Communications, Inc.	7,600	436,848
		806,598
ELECTRIC UTILITIES (4.6%)
Duke Energy Corp.	4,400	372,856
Exelon Corp.	5,400	208,494
NextEra Energy, Inc.	1,700	477,190
Southern Co. (The)	5,600	305,816
		1,364,356
ELECTRICAL EQUIPMENT (0.8%)
Emerson Electric Co.	4,000	248,040
ENERGY EQUIPMENT & SERVICES (0.2%)
Schlumberger Ltd.	4,100	74,374
ENTERTAINMENT (2.2%)
Netflix, Inc.(a)	600	293,328
Walt Disney Co. (The)	3,000	350,820
		644,148
EQUITY REAL ESTATE INVESTMENT TRUSTS (1.4%)
American Tower Corp.	1,200	313,668
Simon Property Group, Inc.	1,500	93,525
		407,193
FOOD & STAPLES RETAILING (2.7%)
Costco Wholesale Corp.	1,000	325,530
Walgreens Boots Alliance, Inc.	2,300	93,633
Walmart, Inc.	3,100	401,140
		820,303
FOOD PRODUCTS (1.2%)
Kraft Heinz Co. (The)	3,000	103,140
Mondelez International, Inc., Class A	4,400	244,156
		347,296

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES (4.4%)
Abbott Laboratories	4,400	$ 442,816
Danaher Corp.	2,300	468,740
Medtronic PLC	4,300	414,864
		1,326,420
HEALTH CARE PROVIDERS & SERVICES (0.6%)
CVS Health Corp.	3,100	195,114
HOTELS, RESTAURANTS & LEISURE (2.4%)
McDonald's Corp.	2,500	485,700
Starbucks Corp.	3,000	229,590
		715,290
HOUSEHOLD PRODUCTS (3.0%)
Colgate-Palmolive Co.	3,700	285,640
Procter & Gamble Co. (The)	4,700	616,264
		901,904
INDUSTRIAL CONGLOMERATES (1.8%)
3M Co.	1,500	225,705
Honeywell International, Inc.	2,000	298,740
		524,445
INSURANCE (1.5%)
Allstate Corp. (The)	2,100	198,219
American International Group, Inc.	2,800	89,992
MetLife, Inc.	4,400	166,540
		454,751
INTERACTIVE MEDIA & SERVICES (6.3%)
Alphabet, Inc., Class A†(a)	300	446,385
Alphabet, Inc., Class C(a)	400	593,184
Facebook, Inc., Class A(a)	3,300	837,111
		1,876,680
INTERNET & DIRECT MARKETING RETAIL (4.3%)
Amazon.com, Inc.(a)	300	949,404
Booking Holdings, Inc.(a)	200	332,426
		1,281,830
IT SERVICES (8.8%)
Accenture PLC, Class A	2,400	539,472
International Business Machines Corp.	1,900	233,586
Mastercard, Inc., Class A	2,000	617,060
PayPal Holdings, Inc.(a)	2,400	470,568
Visa, Inc., Class A	4,100	780,640
		2,641,326
	Shares	Value
MACHINERY (0.4%)
Caterpillar, Inc.	1,000	$ 132,880
MEDIA (2.4%)
Charter Communications, Inc., Class A(a)	600	348,000
Comcast Corp., Class A	8,300	355,240
		703,240
MULTILINE RETAIL (0.5%)
Target Corp.	1,100	138,468
OIL, GAS & CONSUMABLE FUELS (2.5%)
Chevron Corp.	2,500	209,850
ConocoPhillips	1,800	67,302
Exxon Mobil Corp.	6,500	273,520
Kinder Morgan, Inc.	8,700	122,670
Occidental Petroleum Corp.	4,000	62,960
		736,302
PHARMACEUTICALS (1.2%)
Eli Lilly and Co.	2,400	360,696
ROAD & RAIL (1.3%)
Union Pacific Corp.	2,200	381,370
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.5%)
Intel Corp.	6,900	329,337
NVIDIA Corp.	1,200	509,508
QUALCOMM, Inc.	1,900	200,659
Texas Instruments, Inc.	2,300	293,365
		1,332,869
SOFTWARE (8.4%)
Adobe, Inc.(a)	1,500	666,480
Microsoft Corp.	5,600	1,148,056
Oracle Corp.	4,300	238,435
salesforce.com, Inc.(a)	2,300	448,155
		2,501,126
SPECIALTY RETAIL (2.9%)
Home Depot, Inc. (The)	2,100	557,529
Lowe’s Cos., Inc.	2,000	297,820
		855,349
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.1%)
Apple, Inc.	2,900	1,232,616

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS (0.9%)
NIKE, Inc., Class B	2,900	$ 283,069
TOTAL COMMON STOCKS (COST $30,945,234)		30,362,532

	Number of Warrants	Value
WARRANTS (0.0%)
Occidental Petroleum Corp., Exp. 7/6/27, Strike $22.00(a)	500	$ 2,800
TOTAL WARRANTS (COST $—)		2,800

	Shares	Value
MONEY MARKET FUND (1.2%)
Northern Institutional Treasury Portfolio (Premier Class), 0.07%(b)	361,939	$ 361,939
TOTAL MONEY MARKET FUND (COST $361,939)		361,939
TOTAL INVESTMENTS (COST $31,307,173) 102.9%		30,727,271

Value
WRITTEN CALL OPTIONS -3.2% (PREMIUMS RECEIVED $(647,166))	$ (954,111)
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%	83,673
NET ASSETS 100.0%	$ 29,856,833
Securities in this Fund are pledged as collateral for call options written.

†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2020 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of July 31, 2020 were as follows:
Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	15	$ 240,000	$ 160.00	9/18/20	$ (2,460)
Abbott Laboratories	Call	40	400,000	100.00	8/21/20	(11,620)
AbbVie, Inc.	Call	30	292,500	97.50	8/21/20	(3,870)
Accenture PLC, Class A	Call	20	390,000	195.00	8/21/20	(60,400)
Adobe, Inc.	Call	10	435,000	435.00	8/21/20	(17,850)
Allstate Corp. (The)	Call	20	210,000	105.00	10/16/20	(2,950)
Alphabet, Inc., Class C	Call	3	489,000	1,630.00	9/18/20	(3,279)
Amazon.com, Inc.	Call	2	660,000	3,300.00	9/18/20	(22,000)
American Express Co.	Call	19	199,500	105.00	9/18/20	(2,052)
American International Group, Inc.	Call	28	78,400	28.00	8/21/20	(12,460)
American Tower Corp.	Call	10	270,000	270.00	8/21/20	(2,975)
Amgen, Inc.	Call	10	280,000	280.00	10/16/20	(1,240)
Apple, Inc.	Call	25	1,000,000	400.00	9/18/20	(86,875)
AT&T, Inc.	Call	100	310,000	31.00	10/16/20	(6,000)
Bank of America Corp.	Call	150	375,000	25.00	9/18/20	(18,375)
Bank of New York Mellon Corp. (The)	Call	30	105,000	35.00	9/18/20	(6,600)
Berkshire Hathaway, Inc., Class B	Call	30	570,000	190.00	8/21/20	(23,025)
Biogen, Inc.	Call	5	145,000	290.00	9/18/20	(4,395)
BlackRock, Inc.	Call	3	174,000	580.00	8/21/20	(3,480)
Boeing Co. (The)	Call	5	112,500	225.00	10/16/20	(1,375)
Booking Holdings, Inc.	Call	2	372,000	1,860.00	9/18/20	(5,760)
Capital One Financial Corp.	Call	15	105,000	70.00	9/18/20	(2,850)
Caterpillar, Inc.	Call	10	150,000	150.00	10/16/20	(1,970)
Charter Communications, Inc., Class A	Call	4	216,000	540.00	8/21/20	(17,100)
Chevron Corp.	Call	20	190,000	95.00	9/18/20	(1,560)
Cisco Systems, Inc.	Call	90	432,000	48.00	8/21/20	(9,090)
Citigroup, Inc.	Call	45	247,500	55.00	9/18/20	(5,085)
Coca-Cola Co. (The)	Call	80	376,000	47.00	9/18/20	(12,560)
Colgate-Palmolive Co.	Call	35	262,500	75.00	8/21/20	(9,415)
Comcast Corp., Class A	Call	75	318,750	42.50	8/21/20	(9,300)
ConocoPhillips	Call	15	67,500	45.00	11/20/20	(1,710)
Costco Wholesale Corp.	Call	10	310,000	310.00	8/21/20	(17,370)
CVS Health Corp.	Call	30	202,500	67.50	11/20/20	(6,840)
Danaher Corp.	Call	20	380,000	190.00	9/18/20	(33,300)
Dow, Inc.	Call	20	90,000	45.00	9/18/20	(1,500)
Duke Energy Corp.	Call	35	288,750	82.50	8/21/20	(10,535)
DuPont de Nemours, Inc.	Call	20	120,000	60.00	9/18/20	(1,400)
Eli Lilly and Co.	Call	20	310,000	155.00	8/21/20	(4,580)
Emerson Electric Co.	Call	35	227,500	65.00	9/18/20	(5,460)
Exelon Corp.	Call	50	185,000	37.00	8/21/20	(9,750)
Exxon Mobil Corp.	Call	60	285,000	47.50	9/18/20	(2,220)
Facebook, Inc., Class A	Call	30	750,000	250.00	8/21/20	(29,400)
FedEx Corp.	Call	10	150,000	150.00	8/21/20	(19,730)
Ford Motor Co.	Call	175	122,500	7.00	9/18/20	(4,987)
General Dynamics Corp.	Call	10	150,000	150.00	8/21/20	(2,900)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
General Motors Co.	Call	40	$ 112,000	$ 28.00	9/18/20	$ (2,200)
Gilead Sciences, Inc.	Call	25	200,000	80.00	10/16/20	(2,150)
Goldman Sachs Group, Inc. (The)	Call	5	107,500	215.00	9/18/20	(1,675)
Home Depot, Inc. (The)	Call	20	540,000	270.00	9/18/20	(15,520)
Honeywell International, Inc.	Call	20	320,000	160.00	9/18/20	(3,660)
Intel Corp.	Call	65	357,500	55.00	9/18/20	(1,918)
International Business Machines Corp.	Call	15	195,000	130.00	10/16/20	(3,075)
JPMorgan Chase & Co.	Call	50	500,000	100.00	8/21/20	(7,850)
Kinder Morgan, Inc.	Call	80	120,000	15.00	9/18/20	(2,480)
Kraft Heinz Co. (The)	Call	30	105,000	35.00	10/16/20	(4,605)
Lockheed Martin Corp.	Call	7	255,500	365.00	8/21/20	(12,880)
Lowe’s Cos., Inc.	Call	15	217,500	145.00	9/18/20	(13,687)
Mastercard, Inc., Class A	Call	15	480,000	320.00	8/21/20	(5,010)
McDonald's Corp.	Call	20	390,000	195.00	9/18/20	(11,800)
Medtronic PLC	Call	40	400,000	100.00	8/21/20	(3,960)
MetLife, Inc.	Call	40	160,000	40.00	10/16/20	(6,100)
Microsoft Corp.	Call	50	1,075,000	215.00	8/21/20	(10,275)
Mondelez International, Inc., Class A	Call	40	210,000	52.50	9/18/20	(14,400)
Morgan Stanley	Call	20	115,000	57.50	10/16/20	(1,220)
Netflix, Inc.	Call	5	265,000	530.00	9/18/20	(6,060)
NextEra Energy, Inc.	Call	16	400,000	250.00	8/21/20	(49,920)
NIKE, Inc., Class B	Call	25	275,000	110.00	10/16/20	(2,963)
NVIDIA Corp.	Call	10	430,000	430.00	9/18/20	(28,000)
Occidental Petroleum Corp.	Call	40	70,000	17.50	8/21/20	(3,240)
Oracle Corp.	Call	40	240,000	60.00	10/16/20	(3,600)
PayPal Holdings, Inc.	Call	20	370,000	185.00	8/21/20	(26,720)
PepsiCo, Inc.	Call	35	507,500	145.00	10/16/20	(6,650)
Procter & Gamble Co. (The)	Call	45	585,000	130.00	10/16/20	(25,650)
QUALCOMM, Inc.	Call	15	127,500	85.00	8/21/20	(31,290)
Raytheon Technologies Corp.	Call	30	195,000	65.00	9/18/20	(2,040)
salesforce.com, Inc.	Call	20	390,000	195.00	8/21/20	(11,500)
Schlumberger Ltd.	Call	40	80,000	20.00	9/18/20	(2,360)
Simon Property Group, Inc.	Call	15	120,000	80.00	10/16/20	(4,170)
Southern Co. (The)	Call	50	275,000	55.00	8/21/20	(4,450)
Starbucks Corp.	Call	25	206,250	82.50	10/16/20	(4,000)
Target Corp.	Call	10	125,000	125.00	8/21/20	(4,600)
Texas Instruments, Inc.	Call	20	290,000	145.00	9/18/20	(900)
U.S. Bancorp	Call	40	160,000	40.00	9/18/20	(3,120)
Union Pacific Corp.	Call	20	370,000	185.00	8/21/20	(1,380)
United Parcel Service, Inc., Class B	Call	17	195,500	115.00	8/21/20	(45,696)
Verizon Communications, Inc.	Call	73	419,750	57.50	9/18/20	(10,658)
Visa, Inc., Class A	Call	35	735,000	210.00	9/18/20	(4,410)
Walgreens Boots Alliance, Inc.	Call	22	93,500	42.50	10/16/20	(3,476)
Walmart, Inc.	Call	25	312,500	125.00	8/21/20	(14,625)
Walt Disney Co. (The)	Call	25	312,500	125.00	9/18/20	(6,025)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Wells Fargo & Co.	Call	60	$ 180,000	$ 30.00	10/16/20	$ (2,490)
Total (Premiums received $647,166)						$ (954,111)

*	Notional amount is expressed as the number of contracts multiplied by the strike price multiplied by 100.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	57.8%
Canada	12.4
Ireland (Republic of)	6.6
Taiwan, Province of China	4.2
Netherlands	4.2
United Kingdom	3.5
India	2.3
Hong Kong	1.5
Brazil	1.5
Switzerland	1.4
Spain	1.4
Republic of Korea (South)	1.3
France	1.2
China	0.7
Total Investments	100.0%

*	Percentages indicated are based on net assets as of July 31, 2020.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (98.3%)
AEROSPACE & DEFENSE (2.2%)
Raytheon Technologies Corp.	113,000	$ 6,404,840
AIR FREIGHT & LOGISTICS (1.9%)
United Parcel Service, Inc., Class B	38,220	5,456,287
AUTO COMPONENTS (1.2%)
Magna International, Inc., ADR	71,280	3,290,998
BANKS (11.1%)
Banco Santander Brasil, ADR	766,110	4,382,149
Bank of Nova Scotia (The)	63,610	2,615,643
Canadian Imperial Bank of Commerce	50,270	3,486,225
Huntington Bancshares, Inc.	257,910	2,390,826
ING Groep N.V., Sponsored ADR	732,490	5,054,181
KB Financial Group, Inc., ADR	130,520	3,819,015
People's United Financial, Inc.	167,210	1,804,196
Royal Bank of Canada	54,080	3,736,387
Toronto-Dominion Bank (The)	99,640	4,412,059
		31,700,681
BEVERAGES (2.4%)
PepsiCo, Inc.	50,220	6,913,285
COMMUNICATIONS EQUIPMENT (2.1%)
Cisco Systems, Inc.	126,650	5,965,215
CONSTRUCTION MATERIALS (1.8%)
CRH PLC, Sponsored ADR	137,870	5,017,089
DISTRIBUTORS (1.1%)
Genuine Parts Co.	35,550	3,204,833
DIVERSIFIED TELECOMMUNICATION SERVICES (3.0%)
BCE, Inc.	119,350	5,004,345
TELUS Corp.	211,530	3,672,161
		8,676,506
ELECTRIC UTILITIES (1.5%)
Duke Energy Corp.	50,340	4,265,812
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.2%)
National Instruments Corp.	93,230	3,309,665
EQUITY REAL ESTATE INVESTMENT TRUSTS (2.2%)
LTC Properties, Inc.	56,850	2,111,978
Physicians Realty Trust	235,260	4,244,090
		6,356,068
	Shares	Value
FOOD PRODUCTS (2.8%)
General Mills, Inc.	57,930	$ 3,665,231
Kellogg Co.	62,420	4,306,356
		7,971,587
HEALTH CARE EQUIPMENT & SUPPLIES (6.2%)
Abbott Laboratories	52,470	5,280,581
Medtronic PLC	59,870	5,776,257
Smith & Nephew PLC, Sponsored ADR	167,770	6,678,924
		17,735,762
HEALTH CARE PROVIDERS & SERVICES (5.7%)
CVS Health Corp.	59,300	3,732,342
Encompass Health Corp.	71,870	4,892,910
Quest Diagnostics, Inc.	59,780	7,596,244
		16,221,496
HOTELS, RESTAURANTS & LEISURE (4.0%)
Dunkin' Brands Group, Inc.	52,920	3,637,192
McDonald's Corp.	40,540	7,876,111
		11,513,303
HOUSEHOLD DURABLES (2.3%)
Garmin Ltd.	40,450	3,987,965
Leggett & Platt, Inc.	66,800	2,678,012
		6,665,977
INDUSTRIAL CONGLOMERATES (1.3%)
3M Co.	25,160	3,785,825
INSURANCE (1.1%)
Principal Financial Group, Inc.	71,500	3,033,745
IT SERVICES (6.8%)
Accenture PLC, Class A	35,780	8,042,629
Infosys Ltd., Sponsored ADR	503,500	6,469,975
Paychex, Inc.	69,120	4,971,110
		19,483,714
MACHINERY (3.3%)
Cummins, Inc.	31,220	6,033,577
Snap-on, Inc.	23,910	3,487,752
		9,521,329
MEDIA (4.7%)
Comcast Corp., Class A	147,370	6,307,436
Interpublic Group of Cos., Inc. (The)	173,300	3,128,065
ViacomCBS, Inc., Class B	150,030	3,911,282
		13,346,783

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
METALS & MINING (1.3%)
Ternium SA, Sponsored ADR(a)	264,100	$ 3,805,681
MULTI-UTILITIES (2.1%)
Algonquin Power & Utilities Corp.	431,150	5,945,558
OIL, GAS & CONSUMABLE FUELS (3.0%)
China Petroleum & Chemical Corp., ADR	48,840	2,076,188
TC Energy Corp.	71,120	3,243,072
TOTAL SE, Sponsored ADR	88,450	3,331,027
		8,650,287
PERSONAL PRODUCTS (2.4%)
Unilever N.V., Sponsored NYS	115,200	6,800,256
PROFESSIONAL SERVICES (1.2%)
RELX PLC, Sponsored ADR	166,680	3,528,616
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (12.2%)
Analog Devices, Inc.	48,740	5,597,789
Intel Corp.	121,540	5,801,104
QUALCOMM, Inc.	45,250	4,778,853
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	150,960	11,909,234
Texas Instruments, Inc.	53,830	6,866,017
		34,952,997
SOFTWARE (1.4%)
Oracle Corp.	69,690	3,864,311
SPECIALTY RETAIL (1.7%)
Home Depot, Inc. (The)	17,890	4,749,616
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.6%)
HP, Inc.	253,030	4,448,267
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES (1.5%)
China Mobile Ltd., Sponsored ADR	123,730	$ 4,214,244
TOTAL COMMON STOCKS (COST $258,656,491)		280,800,633
MONEY MARKET FUND (0.3%)
Northern Institutional Treasury Portfolio (Premier Class), 0.07%(b)	905,172	905,172
TOTAL MONEY MARKET FUND (COST $905,172)		905,172
PREFERRED STOCKS (1.4%)
BIOTECHNOLOGY (1.4%)
Grifols SA, ADR, 2.34%(c)	205,140	3,870,992
TOTAL PREFERRED STOCKS (COST $4,424,347)		3,870,992
TOTAL INVESTMENTS (COST $263,986,010) 100.0%		285,576,797
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		141,276
NET ASSETS 100.0%		$ 285,718,073

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2020 is disclosed.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
NYS — New York Shares
PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
Canada	26.3%
United Kingdom	13.1
United States	9.1
Netherlands	8.9
Taiwan, Province of China	5.7
Japan	5.4
Germany	3.9
Switzerland	3.6
Brazil	3.1
India	2.4
Australia	2.1
France	2.0
Hong Kong	1.7
Republic of Korea (South)	1.4
China	1.4
Mexico	1.2
Ireland (Republic of)	1.0
Spain	1.0
Sweden	0.6
Denmark	0.6
Chile	0.5
Finland	0.4
Italy	0.4
South Africa	0.3
Norway	0.3
Belgium	0.3
Indonesia	0.2
Jersey	0.2
Colombia	0.1
Russian Federation	0.0
Total Investments	97.2%

*	Percentages indicated are based on net assets as of July 31, 2020.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (94.5%)
AIR FREIGHT & LOGISTICS (0.4%)
ZTO Express Cayman, Inc., ADR	14,510	$ 537,595
AIRLINES (0.2%)
Ryanair Holdings PLC, Sponsored ADR(a)	3,558	266,850
AUTO COMPONENTS (0.3%)
Magna International, Inc., ADR	10,470	483,400
AUTOMOBILES (1.6%)
Ferrari N.V.	4,850	881,245
Fiat Chrysler Automobiles N.V.(a)	24,740	251,111
Honda Motor Co. Ltd., Sponsored ADR	52,310	1,273,748
		2,406,104
BANKS (14.1%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	130,110	399,438
Banco de Chile, ADR	8,139	151,385
Banco Santander Chile SA, ADR	5,574	95,371
Banco Santander SA, Sponsored ADR	310,085	654,279
Bank of Montreal	19,880	1,103,738
Bank of Nova Scotia (The)	36,370	1,495,534
Barclays PLC, Sponsored ADR	75,389	395,038
Canadian Imperial Bank of Commerce	15,430	1,070,071
Credicorp Ltd.	3,177	404,019
HDFC Bank Ltd., ADR	25,760	1,204,280
HSBC Holdings PLC, Sponsored ADR	106,211	2,405,679
ICICI Bank Ltd., Sponsored ADR(a)	40,000	375,600
ING Groep N.V., Sponsored ADR	81,790	564,351
KB Financial Group, Inc., ADR	18,220	533,117
Lloyds Banking Group PLC, ADR	305,785	403,636
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	280,270	1,048,210
Mizuho Financial Group, Inc., ADR	239,140	597,850
Natwest Group PLC, Sponsored ADR	33,078	91,295
Royal Bank of Canada	46,110	3,185,740
Shinhan Financial Group Co. Ltd., ADR	20,030	497,345
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	156,530	837,436
Toronto-Dominion Bank (The)	53,040	2,348,611
Westpac Banking Corp., Sponsored ADR	84,445	1,026,007
		20,888,030
BEVERAGES (0.5%)
Fomento Economico, Sponsored ADR	12,230	752,267
BIOTECHNOLOGY (1.4%)
Argenx SE, ADR(a)	2,110	485,574
	Shares	Value
BeiGene Ltd., ADR(a)	1,030	$ 215,270
Galapagos N.V., Sponsored ADR(a)	2,230	410,632
Genmab A/S, Sponsored ADR(a)	26,150	894,069
		2,005,545
CAPITAL MARKETS (2.4%)
Brookfield Asset Management, Inc., Class A	35,037	1,132,746
Credit Suisse Group, Sponsored ADR	52,549	554,918
Deutsche Bank AG(a)	45,160	402,827
Nomura Holdings, Inc., Sponsored ADR	71,390	334,819
UBS Group AG	99,010	1,156,437
		3,581,747
CHEMICALS (0.4%)
Nutrien Ltd.	17,103	557,387
COMMERCIAL SERVICES & SUPPLIES (1.0%)
Waste Connections, Inc.	14,280	1,461,844
COMMUNICATIONS EQUIPMENT (1.0%)
Nokia Oyj, Sponsored ADR(a)	119,170	569,633
Telefonaktiebolaget LM Ericsson, Sponsored ADR	80,120	925,386
		1,495,019
CONSTRUCTION MATERIALS (0.9%)
CEMEX SA de CV, Sponsored ADR	55,045	168,438
CRH PLC, Sponsored ADR	24,240	882,093
James Hardie Industries PLC, Sponsored ADR	12,340	256,549
		1,307,080
DIVERSIFIED CONSUMER SERVICES (0.6%)
New Oriental Education & Technology Group, Sponsored ADR(a)	2,530	354,706
TAL Education Group, ADR(a)	7,210	563,606
		918,312
DIVERSIFIED FINANCIAL SERVICES (0.3%)
ORIX Corp., Sponsored ADR	9,460	510,745
DIVERSIFIED TELECOMMUNICATION SERVICES (3.7%)
BCE, Inc.	39,025	1,636,318
China Telecom Corp. Ltd., ADR	10,400	308,568
Chunghwa Telecom Co. Ltd., Sponsored ADR	31,195	1,150,472
Orange SA, Sponsored ADR	60,720	707,388
PT Telekomunikasi Indonesia, Sponsored ADR	15,170	311,137
Telefonica SA, Sponsored ADR	97,653	411,119
TELUS Corp.	58,920	1,022,851
		5,547,853

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (0.3%)
Enel Chile SA, ADR	14,260	$ 59,607
Enersis SA, ADR	36,730	278,046
Korea Electric Power Corp., Sponsored ADR(a)	18,400	144,072
		481,725
ELECTRICAL EQUIPMENT (1.1%)
ABB Ltd., Sponsored ADR	64,540	1,612,855
ENERGY EQUIPMENT & SERVICES (0.0%)
Tenaris SA, ADR	870	10,179
ENTERTAINMENT (0.7%)
iQIYI, Inc., ADR(a)	7,300	154,030
NetEase, Inc., ADR	1,823	835,700
		989,730
FOOD PRODUCTS (0.1%)
BRF SA, ADR(a)	30,790	122,544
HEALTH CARE EQUIPMENT & SUPPLIES (2.6%)
Alcon, Inc.(a)	19,290	1,157,014
Koninklijke Philips N.V., Sponsored NYS(a)	37,815	1,956,926
Smith & Nephew PLC, Sponsored ADR	19,470	775,101
		3,889,041
HEALTH CARE PROVIDERS & SERVICES (0.6%)
Fresenius Medical Care AG & Co., ADR(a)	21,480	941,898
HOTELS, RESTAURANTS & LEISURE (0.4%)
InterContinental Hotels Group PLC, ADR	2,843	132,569
Restaurant Brands International, Inc.	8,165	461,486
		594,055
HOUSEHOLD DURABLES (1.9%)
Sony Corp., Sponsored ADR	36,050	2,810,458
INSURANCE (2.4%)
Aegon N.V., Sponsored NYS	32,878	95,346
China Life Insurance Co. Ltd., ADR	76,810	881,779
Manulife Financial Corp.	53,680	720,386
Prudential PLC, ADR	32,720	949,207
Sun Life Financial, Inc.	22,730	885,788
		3,532,506
INTERACTIVE MEDIA & SERVICES (0.8%)
58.com, Inc., ADR(a)	4,910	271,867
	Shares	Value
Autohome, Inc., ADR	1,920	$ 168,288
Baidu, Inc., Sponsored ADR(a)	5,953	710,788
		1,150,943
INTERNET & DIRECT MARKETING RETAIL (4.7%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	18,740	4,704,115
JD.com, Inc., ADR(a)	16,890	1,077,413
Pinduoduo, Inc., ADR(a)	7,040	646,272
Trip.com Group Ltd., ADR(a)	9,550	259,760
Vipshop Holdings Ltd., ADR(a)	9,690	220,641
		6,908,201
IT SERVICES (3.5%)
CGI, Inc.(a)	12,440	888,092
GDS Holdings Ltd., ADR(a)	2,190	175,835
Infosys Ltd., Sponsored ADR	93,370	1,199,804
Pagseguro Digital Ltd., Class A(a)	3,340	127,688
Shopify, Inc., Class A(a)	2,590	2,652,160
Wipro Ltd., ADR	24,963	107,840
		5,151,419
LIFE SCIENCES TOOLS & SERVICES (0.5%)
QIAGEN N.V.(a)	16,274	804,749
MACHINERY (0.1%)
CNH Industrial N.V.(a)	18,220	123,714
MEDIA (0.7%)
Grupo Televisa SA, Sponsored ADR(a)	17,140	95,813
Pearson PLC, Sponsored ADR	21,370	149,590
Shaw Communications, Inc., Class B	28,170	515,229
WPP PLC, Sponsored ADR	6,810	254,013
		1,014,645
METALS & MINING (8.5%)
Agnico-Eagle Mines Ltd.	8,830	701,897
AngloGold Ashanti Ltd., Sponsored ADR	8,670	279,087
ArcelorMittal SA, Sponsored NYS(a)	10,383	113,901
Barrick Gold Corp., ADR	50,183	1,450,791
BHP Group Ltd., Sponsored ADR	39,740	2,099,862
BHP Group PLC, ADR	28,150	1,230,436
Franco Nevada Corp.	7,970	1,274,004
Gold Fields Ltd., Sponsored ADR	12,410	162,447
Kinross Gold Corp.(a)	25,840	242,121
Kirkland Lake Gold Ltd.	6,810	371,826
POSCO, Sponsored ADR	13,490	539,870

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Rio Tinto PLC, Sponsored ADR	26,922	$ 1,643,319
Sibanye Stillwater Ltd., ADR(a)	2,290	25,740
Southern Copper Corp.	1,933	84,491
Teck Resources Ltd., Class B	4,463	45,210
Vale SA, Sponsored ADR(a)	125,130	1,456,513
Wheaton Precious Metals Corp.	15,120	821,470
		12,542,985
MULTI-UTILITIES (1.5%)
Algonquin Power & Utilities Corp.	38,060	524,848
National Grid PLC, Sponsored ADR	27,829	1,644,972
		2,169,820
OIL, GAS & CONSUMABLE FUELS (10.1%)
BP PLC, Sponsored ADR	77,932	1,717,621
Cameco Corp.	13,390	136,042
Canadian Natural Resources, Ltd.	23,930	422,604
Cenovus Energy, Inc.	15,050	67,123
China Petroleum & Chemical Corp., ADR	14,756	627,278
CNOOC Ltd., Sponsored ADR	7,200	760,680
Ecopetrol SA, Sponsored ADR	6,810	79,268
Enbridge, Inc.	60,140	1,924,480
Eni S.p.A., Sponsored ADR	30,250	533,005
Equinor ASA, Sponsored ADR	26,367	393,132
Imperial Oil Ltd.	4,170	65,177
Pembina Pipeline Corp.	9,290	226,119
PetroChina Co. Ltd., ADR	8,825	304,021
Petroleo Brasileiro SA, Sponsored ADR	53,910	467,400
Royal Dutch Shell PLC, Class A, Sponsored ADR	48,645	1,450,107
Royal Dutch Shell PLC, Class B, Sponsored ADR	48,680	1,377,644
Suncor Energy, Inc.	35,148	553,933
TC Energy Corp.	31,450	1,434,120
TOTAL SE, Sponsored ADR	59,730	2,249,432
Ultrapar Participacoes SA, Sponsored ADR	29,720	106,992
		14,896,178
PAPER & FOREST PRODUCTS (0.0%)
Suzano SA, Sponsored ADR(a)	7,970	63,840
PERSONAL PRODUCTS (4.0%)
Unilever N.V., Sponsored NYS	52,600	3,104,978
Unilever PLC, Sponsored ADR	45,604	2,758,130
		5,863,108
	Shares	Value
PHARMACEUTICALS (0.7%)
Bausch Health Cos., Inc.(a)	12,258	$ 223,954
Dr. Reddy's Laboratories Ltd., ADR	12,970	788,576
		1,012,530
PROFESSIONAL SERVICES (1.7%)
RELX PLC, Sponsored ADR	65,853	1,394,108
Thomson Reuters Corp.	16,864	1,177,782
		2,571,890
ROAD & RAIL (2.8%)
Canadian National Railway Co.	28,130	2,750,833
Canadian Pacific Railway, Ltd.	5,240	1,441,943
		4,192,776
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (8.3%)
ASE Industrial Holding Co. Ltd., ADR	55,075	275,926
ASML Holding N.V., Sponsored NYS	11,977	4,236,504
STMicroelectronics N.V., Sponsored NYS	23,520	657,149
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	87,680	6,917,075
United Microelectronics Corp., Sponsored ADR	44,560	164,872
		12,251,526
SOFTWARE (3.7%)
Open Text Corp.	21,960	988,859
SAP AG, Sponsored ADR	28,070	4,469,305
		5,458,164
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.0%)
Canon, Inc., Sponsored ADR	42,920	694,016
Logitech International SA	11,240	822,993
		1,517,009
TEXTILES, APPAREL & LUXURY GOODS (0.0%)
Gildan Activewear, Inc.	3,590	63,758
WIRELESS TELECOMMUNICATION SERVICES (3.0%)
America Movil SA, Class L, Sponsored ADR	57,060	721,238
China Mobile Ltd., Sponsored ADR	51,220	1,744,553
Mobile TeleSystems PJSC, Sponsored ADR	8,390	74,335
Rogers Communications, Inc., Class B	17,080	697,547

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
SK Telecom Co. Ltd., Sponsored ADR	13,850	$ 281,017
Vodafone Group PLC, Sponsored ADR	63,469	964,729
		4,483,419
TOTAL COMMON STOCKS (COST $145,948,323)		139,945,443
MASTER LIMITED PARTNERSHIPS (0.2%)
MULTI-UTILITIES (0.2%)
Brookfield Infrastructure Partners LP	9,260	387,439
TOTAL MASTER LIMITED PARTNERSHIPS (COST $437,122)		387,439
MONEY MARKET FUND (0.8%)
Northern Institutional Treasury Portfolio (Premier Class), 0.07%(b)	1,171,234	1,171,234
TOTAL MONEY MARKET FUND (COST $1,171,234)		1,171,234
PREFERRED STOCKS (1.7%)
BANKS (1.2%)
Banco Bradesco SA, ADR, 10.24%(c)	181,065	764,094
Bancolombia SA, Sponsored ADR, 4.31%(c)	1,440	40,205
Itau Unibanco Banco Multiplo SA, Sponsored ADR, 0.69%(c)	197,327	1,006,368
		1,810,667
CHEMICALS (0.1%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 2.33%(c)	3,560	108,758
	Shares	Value
ELECTRIC UTILITIES (0.1%)
Cia Energetica de Minas Gerais, Sponsored ADR(a)	21,315	$ 49,451
METALS & MINING (0.0%)
Gerdau SA, Sponsored ADR, 0.74%(c)	7,250	24,215
OIL, GAS & CONSUMABLE FUELS (0.3%)
Petroleo Brasileiro SA, Sponsored ADR, 0.00%(c)(d)	57,550	490,901
TOTAL PREFERRED STOCKS (COST $3,053,709)		2,483,992
TOTAL INVESTMENTS (COST $150,610,388) 97.2%		143,988,108
OTHER ASSETS IN EXCESS OF LIABILITIES 2.8%		4,072,798
NET ASSETS 100.0%		$ 148,060,906

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2020 is disclosed.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	Current yield is less than 0.01%.

ADR — American Depositary Receipt
LP — Limited Partnership
NYS — New York Shares
PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Software	8.4%
Semiconductors & Semiconductor Equipment	5.0
IT Services	4.8
Insurance	4.7
Technology Hardware, Storage & Peripherals	4.7
Health Care Equipment & Supplies	4.2
Interactive Media & Services	4.0
Capital Markets	3.8
Internet & Direct Marketing Retail	3.8
Banks	3.7
Oil, Gas & Consumable Fuels	3.5
Health Care Providers & Services	3.3
Chemicals	3.0
Specialty Retail	2.9
Equity Real Estate Investment Trusts	2.3
Biotechnology	2.1
Aerospace & Defense	1.9
Food & Staples Retailing	1.8
Household Durables	1.8
Hotels, Restaurants & Leisure	1.8
Food Products	1.7
Electric Utilities	1.7
Diversified Financial Services	1.6
Media	1.5
Entertainment	1.5
Household Products	1.3
Machinery	1.2
Diversified Telecommunication Services	1.2
Pharmaceuticals	1.2
Beverages	1.1
Road & Rail	1.0
Multi-Utilities	0.9
Electronic Equipment, Instruments & Components	0.8
Communications Equipment	0.8
Industry Diversification	Percent*
Automobiles	0.8%
Consumer Finance	0.7
Life Sciences Tools & Services	0.7
Energy Equipment & Services	0.7
Building Products	0.7
Industrial Conglomerates	0.7
Multiline Retail	0.7
Commercial Services & Supplies	0.7
Air Freight & Logistics	0.6
Metals & Mining	0.6
Containers & Packaging	0.6
Textiles, Apparel & Luxury Goods	0.6
Electrical Equipment	0.5
Money Market Fund	0.5
Trading Companies & Distributors	0.4
Airlines	0.4
Professional Services	0.3
Construction Materials	0.3
Auto Components	0.2
Real Estate Management & Development	0.2
Personal Products	0.2
Distributors	0.1
Gas Utilities	0.1
Construction & Engineering	0.1
Health Care Technology	0.1
Water Utilities	0.1
Wireless Telecommunication Services	0.1
Independent Power and Renewable Electricity Producers	0.0
Diversified Consumer Services	0.0
Leisure Products	0.0
Total Investments	100.7%

*	Percentages indicated are based on net assets as of July 31, 2020.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (100.2%)
AEROSPACE & DEFENSE (1.9%)
Boeing Co. (The)	5,154	$ 814,332
General Dynamics Corp.	2,704	396,785
Howmet Aerospace, Inc.	6,293	93,011
Huntington Ingalls Industries, Inc.	502	87,202
L3Harris Technologies, Inc.	5,568	937,262
Lockheed Martin Corp.	3,619	1,371,492
Northrop Grumman Corp.	3,277	1,065,058
Raytheon Technologies Corp.	15,741	892,200
Teledyne Technologies, Inc.(a)	2,320	711,544
Textron, Inc.	19,030	664,908
TransDigm Group, Inc.	2,118	914,086
		7,947,880
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	1,190	111,527
Expeditors International of Washington, Inc.	2,330	196,908
FedEx Corp.	7,316	1,232,014
United Parcel Service, Inc., Class B	7,410	1,057,852
		2,598,301
AIRLINES (0.4%)
Alaska Air Group, Inc.	10,950	377,118
American Airlines Group, Inc.	47,470	527,866
Delta Air Lines, Inc.	15,250	380,793
Southwest Airlines Co.	6,090	188,120
United Airlines Holdings, Inc.(a)	13,940	437,437
		1,911,334
AUTO COMPONENTS (0.2%)
Aptiv PLC	2,780	216,145
BorgWarner, Inc.	17,010	622,566
		838,711
AUTOMOBILES (0.8%)
Ford Motor Co.	254,770	1,684,030
General Motors Co.	75,410	1,876,955
		3,560,985
BANKS (3.7%)
Bank of America Corp.	112,119	2,789,521
Citigroup, Inc.	39,420	1,971,394
Citizens Financial Group, Inc.	33,580	833,120
Comerica, Inc.	10,430	401,764
Fifth Third Bancorp	26,840	533,042
First Republic Bank	2,180	245,206
Huntington Bancshares, Inc.	24,180	224,149
	Shares	Value
JPMorgan Chase & Co.	32,274	$ 3,118,959
KeyCorp	34,230	411,102
M&T Bank Corp.	5,030	532,929
People's United Financial, Inc.	27,500	296,725
PNC Financial Services Group, Inc. (The)	5,224	557,244
Regions Financial Corp.	45,392	492,957
SVB Financial Group(a)	487	109,220
Truist Financial Corp.	25,707	962,984
U.S. Bancorp	19,510	718,749
Wells Fargo & Co.	51,358	1,245,945
Zions Bancorp	12,220	396,783
		15,841,793
BEVERAGES (1.1%)
Coca-Cola Co. (The)	46,050	2,175,402
Monster Beverage Corp.(a)	5,430	426,147
PepsiCo, Inc.	16,111	2,217,840
		4,819,389
BIOTECHNOLOGY (2.1%)
AbbVie, Inc.	19,210	1,823,221
Alexion Pharmaceuticals, Inc.(a)	3,301	338,320
Amgen, Inc.	6,778	1,658,373
Biogen, Inc.(a)	1,954	536,744
Gilead Sciences, Inc.	14,660	1,019,310
Incyte Corp.(a)	14,540	1,435,970
Vertex Pharmaceuticals, Inc.(a)	7,589	2,064,208
		8,876,146
BUILDING PRODUCTS (0.7%)
A.O. Smith Corp.	1,680	80,875
Allegion PLC	3,983	396,149
Carrier Global Corp.	9,046	246,413
Fortune Brands Home & Security, Inc.	8,280	633,420
Johnson Controls International PLC	12,971	499,124
Masco Corp.	15,000	857,400
Trane Technologies PLC	2,990	334,492
		3,047,873
CAPITAL MARKETS (3.8%)
Ameriprise Financial, Inc.	1,326	203,713
Bank of New York Mellon Corp. (The)	22,461	805,227
BlackRock, Inc.	1,506	865,965
Cboe Global Markets, Inc.	7,170	628,809
Charles Schwab Corp. (The)	13,860	459,459
CME Group, Inc.	3,710	616,528
E*TRADE Financial Corp.	4,498	228,364
Franklin Resources, Inc.	21,910	461,206

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Goldman Sachs Group, Inc. (The)	8,382	$ 1,659,301
IntercontinentalExchange Group, Inc.	6,305	610,198
Invesco Ltd.	73,050	733,422
MarketAxess Holdings, Inc.	2,070	1,069,569
Moody's Corp.	3,938	1,107,759
Morgan Stanley	35,070	1,714,222
MSCI, Inc.	4,192	1,576,108
Nasdaq, Inc.	1,540	202,217
Northern Trust Corp.	2,720	213,112
Raymond James Financial, Inc.	6,730	467,600
S&P Global, Inc.	3,925	1,374,731
State Street Corp.	13,167	839,923
T. Rowe Price Group, Inc.	2,610	360,441
		16,197,874
CHEMICALS (3.0%)
Air Products & Chemicals, Inc.	3,903	1,118,717
Albemarle Corp.	1,500	123,690
CF Industries Holdings, Inc.	2,890	90,544
Corteva, Inc.	61,615	1,759,724
Dow, Inc.	25,002	1,026,582
DuPont de Nemours, Inc.	33,265	1,779,012
Eastman Chemical Co.	10,290	767,943
Ecolab, Inc.	2,626	491,272
FMC Corp.	10,600	1,124,130
International Flavors & Fragrances, Inc.	1,260	158,697
Linde PLC	5,203	1,275,307
LyondellBasell Industries N.V., Class A	3,010	188,185
Mosaic Co. (The)	92,570	1,246,918
PPG Industries, Inc.	2,878	309,817
Sherwin-Williams Co. (The)	1,941	1,257,613
		12,718,151
COMMERCIAL SERVICES & SUPPLIES (0.7%)
Cintas Corp.	3,064	924,930
Copart, Inc.(a)	12,310	1,147,907
Republic Services, Inc.	3,216	280,596
Rollins, Inc.	2,350	123,140
Waste Management, Inc.	4,920	539,232
		3,015,805
COMMUNICATIONS EQUIPMENT (0.8%)
Arista Networks, Inc.(a)	2,231	579,547
Cisco Systems, Inc.	46,380	2,184,498
F5 Networks, Inc.(a)	660	89,694
Juniper Networks, Inc.	6,190	157,102
Motorola Solutions, Inc.	4,161	581,708
		3,592,549
	Shares	Value
CONSTRUCTION & ENGINEERING (0.1%)
Jacobs Engineering Group, Inc.	1,710	$ 145,948
Quanta Services, Inc.	3,840	153,485
		299,433
CONSTRUCTION MATERIALS (0.3%)
Martin Marietta Materials, Inc.	2,396	496,403
Vulcan Materials Co.	5,103	599,194
		1,095,597
CONSUMER FINANCE (0.7%)
American Express Co.	7,450	695,234
Capital One Financial Corp.	19,038	1,214,624
Discover Financial Services	4,490	221,941
Synchrony Financial	34,770	769,460
		2,901,259
CONTAINERS & PACKAGING (0.6%)
Avery Dennison Corp.	1,370	155,276
Ball Corp.	3,960	291,575
International Paper Co.	15,520	539,941
Packaging Corp. of America	1,470	141,296
Sealed Air Corp.	1,390	49,595
Westrock Co.	53,399	1,434,297
		2,611,980
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,890	170,383
LKQ Corp.(a)	5,240	147,716
		318,099
DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,060	44,370
DIVERSIFIED FINANCIAL SERVICES (1.6%)
Berkshire Hathaway, Inc., Class B(a)	34,447	6,744,034
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	80,170	2,371,428
CenturyLink, Inc.	28,629	276,270
Verizon Communications, Inc.	44,960	2,584,301
		5,231,999
ELECTRIC UTILITIES (1.7%)
Alliant Energy Corp.	2,090	112,547
American Electric Power Co., Inc.	5,680	493,479
Duke Energy Corp.	12,954	1,097,722
Edison International	4,060	226,020
Entergy Corp.	2,170	228,132

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Evergy, Inc.	4,580	$ 296,921
Eversource Energy	3,510	316,146
Exelon Corp.	23,789	918,493
FirstEnergy Corp.	5,119	148,451
NextEra Energy, Inc.	4,439	1,246,027
NRG Energy, Inc.	23,620	798,592
Pinnacle West Capital Corp.	2,200	182,776
PPL Corp.	7,780	207,104
Southern Co. (The)	11,120	607,263
Xcel Energy, Inc.	7,020	484,661
		7,364,334
ELECTRICAL EQUIPMENT (0.5%)
AMETEK, Inc.	7,900	736,675
Eaton Corp. PLC	5,380	501,040
Emerson Electric Co.	7,540	467,555
Rockwell Automation, Inc.	1,106	241,263
		1,946,533
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.8%)
Amphenol Corp., Class A	3,500	370,160
CDW Corp.	6,650	773,063
Corning, Inc.	11,660	361,460
FLIR Systems, Inc.	1,270	52,908
IPG Photonics Corp.(a)	410	73,394
Keysight Technologies, Inc.(a)	7,630	762,161
TE Connectivity Ltd.	3,890	346,482
Zebra Technologies Corp., Class A(a)	2,020	567,115
		3,306,743
ENERGY EQUIPMENT & SERVICES (0.7%)
Baker Hughes Co.	104,419	1,617,450
Halliburton Co.	30,530	437,495
National-Oilwell Varco, Inc.	10,176	117,126
Schlumberger Ltd.	15,334	278,159
TechnipFMC PLC	51,810	416,034
		2,866,264
ENTERTAINMENT (1.5%)
Activision Blizzard, Inc.	7,930	655,256
Electronic Arts, Inc.(a)	2,550	361,131
Live Nation, Inc.(a)	2,070	96,897
Netflix, Inc.(a)	6,400	3,128,832
Walt Disney Co. (The)	18,010	2,106,089
		6,348,205
EQUITY REAL ESTATE INVESTMENT TRUSTS (2.3%)
Alexandria Real Estate Equities, Inc.	1,080	191,754
	Shares	Value
American Tower Corp.	5,949	$ 1,555,009
Apartment Investment and Management Co., Class A	4,265	165,567
AvalonBay Communities, Inc.	1,289	197,372
Boston Properties, Inc.	1,720	153,235
Crown Castle International Corp.	4,000	666,800
Digital Realty Trust, Inc.	2,500	401,350
Duke Realty Corp.	5,660	227,475
Equinix, Inc.	1,753	1,376,946
Equity Residential	4,250	227,927
Essex Property Trust, Inc.	557	122,952
Extra Space Storage, Inc.	1,650	170,511
Federal Realty Investment Trust	1,090	83,167
Healthpeak Properties, Inc.	12,310	335,940
Host Hotels & Resorts, Inc.	12,433	134,028
Iron Mountain, Inc.	3,019	85,106
Kimco Realty Corp.	17,920	199,808
Mid-America Apartment Communities, Inc.	1,290	153,755
Prologis, Inc.	7,662	807,728
Public Storage, Inc.	1,516	303,018
Realty Income Corp.	3,960	237,798
Regency Centers Corp.	1,610	66,058
SBA Communications Corp.	2,981	928,701
Simon Property Group, Inc.	3,630	226,331
SL Green Realty Corp.	1,070	49,755
UDR, Inc.	2,330	84,346
Ventas, Inc.	4,380	168,017
Vornado Realty Trust	2,105	72,665
Welltower, Inc.	4,690	251,196
Weyerhaeuser Co.	8,439	234,689
		9,879,004
FOOD & STAPLES RETAILING (1.8%)
Costco Wholesale Corp.	4,376	1,424,519
Kroger Co. (The)	74,540	2,593,247
Sysco Corp.	5,650	298,602
Walgreens Boots Alliance, Inc.	32,110	1,307,198
Walmart, Inc.	14,760	1,909,944
		7,533,510
FOOD PRODUCTS (1.7%)
Archer-Daniels-Midland Co.	47,400	2,030,142
Campbell Soup Co.	3,350	166,060
Conagra Brands, Inc.	6,930	259,529
General Mills, Inc.	7,690	486,546
Hershey Co. (The)	1,730	251,559
Hormel Foods Corp.	6,330	321,944

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
J.M. Smucker Co. (The)	7,160	$ 782,946
Kellogg Co.	4,580	315,974
Kraft Heinz Co. (The)	27,266	937,405
Lamb Weston Holdings, Inc.	1,870	112,350
McCormick & Co., Inc.	1,360	265,064
Mondelez International, Inc., Class A	17,750	984,947
Tyson Foods, Inc., Class A	3,720	228,594
		7,143,060
GAS UTILITIES (0.1%)
Atmos Energy Corp.	2,410	255,436
HEALTH CARE EQUIPMENT & SUPPLIES (4.2%)
Abbott Laboratories	19,882	2,000,925
ABIOMED, Inc.(a)	533	159,868
Align Technology, Inc.(a)	3,627	1,065,685
Baxter International, Inc.	6,940	599,477
Becton Dickinson and Co.	3,056	859,775
Boston Scientific Corp.(a)	20,697	798,283
Danaher Corp.	7,450	1,518,310
DENTSPLY SIRONA, Inc.	3,920	174,832
DexCom, Inc.(a)	4,150	1,807,491
Edwards Lifesciences Corp.(a)	17,181	1,347,162
Hologic, Inc.(a)	4,850	338,433
IDEXX Laboratories, Inc.(a)	2,470	982,443
Intuitive Surgical, Inc.(a)	1,999	1,370,195
Medtronic PLC	15,873	1,531,427
ResMed, Inc.	4,870	986,224
STERIS PLC	1,610	257,004
Stryker Corp.	3,924	758,509
Teleflex, Inc.	597	222,741
Varian Medical Systems, Inc.(a)	1,500	214,080
West Pharmaceutical Services, Inc.	2,530	680,241
Zimmer Holdings, Inc.	2,690	362,773
		18,035,878
HEALTH CARE PROVIDERS & SERVICES (3.3%)
AmerisourceBergen Corp.	18,790	1,882,570
Anthem, Inc.	6,821	1,867,590
Cardinal Health, Inc.	5,330	291,125
Centene Corp.(a)	35,231	2,298,823
Cigna Corp.	11,540	1,992,842
CVS Health Corp.	37,637	2,368,873
DaVita, Inc.(a)	1,930	168,663
Henry Schein, Inc.(a)	3,120	214,438
Humana, Inc.	2,007	787,647
	Shares	Value
Laboratory Corporation of America Holdings(a)	1,270	$ 245,008
McKesson Corp.	11,635	1,747,111
Quest Diagnostics, Inc.	2,140	271,930
		14,136,620
HEALTH CARE TECHNOLOGY (0.1%)
Cerner Corp.	5,060	351,417
HOTELS, RESTAURANTS & LEISURE (1.8%)
Carnival Corp.	20,660	286,761
Chipotle Mexican Grill, Inc.(a)	1,161	1,341,141
Domino's Pizza, Inc.	2,160	835,078
Hilton Worldwide Holdings, Inc.	14,030	1,052,951
Marriott International, Inc., Class A	3,186	267,066
McDonald's Corp.	7,561	1,468,951
Norwegian Cruise Line Holdings Ltd.(a)	9,500	129,580
Royal Caribbean Cruises Ltd.	2,530	123,236
Starbucks Corp.	18,180	1,391,315
Yum! Brands, Inc.	10,630	967,862
		7,863,941
HOUSEHOLD DURABLES (1.8%)
D.R. Horton, Inc.	17,966	1,188,631
Garmin Ltd.	6,580	648,722
Leggett & Platt, Inc.	1,580	63,342
Lennar Corp., Class A	19,910	1,440,488
Mohawk Industries, Inc.(a)	8,354	667,067
Newell Brands, Inc.	7,220	118,408
NVR, Inc.(a)	204	801,751
PulteGroup, Inc.	28,975	1,263,310
Whirlpool Corp.	8,772	1,430,889
		7,622,608
HOUSEHOLD PRODUCTS (1.3%)
Church & Dwight Co., Inc.	3,940	379,540
Clorox Co. (The)	1,400	331,114
Colgate-Palmolive Co.	11,320	873,904
Kimberly-Clark Corp.	4,150	630,966
Procter & Gamble Co. (The)	25,761	3,377,782
		5,593,306
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.0%)
AES Corp. (The)	13,030	198,447
INDUSTRIAL CONGLOMERATES (0.7%)
3M Co.	6,114	919,973

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Honeywell International, Inc.	7,332	$ 1,095,181
Roper Technologies, Inc.	1,886	815,601
		2,830,755
INSURANCE (4.7%)
Aflac, Inc.	20,620	733,453
Allstate Corp. (The)	11,860	1,119,465
American International Group, Inc.	42,944	1,380,220
Aon PLC, Class A	2,441	500,942
Arthur J. Gallagher & Co.	2,340	251,527
Assurant, Inc.	8,040	864,059
Chubb Ltd.	9,591	1,220,359
Cincinnati Financial Corp.	1,792	139,651
Everest Re Group Ltd.	3,670	802,959
Globe Life, Inc.	5,927	471,789
Hartford Financial Services Group, Inc. (The)	17,600	744,832
Lincoln National Corp.	40,496	1,509,286
Loews Corp.	34,150	1,243,401
Marsh & McLennan Cos., Inc.	5,620	655,292
MetLife, Inc.	52,100	1,971,985
Principal Financial Group, Inc.	28,060	1,190,586
Progressive Corp. (The)	6,600	596,244
Prudential Financial, Inc.	33,465	2,120,677
Travelers Cos., Inc. (The)	9,830	1,124,749
Unum Group	71,230	1,227,293
Willis Towers Watson PLC	1,407	295,484
		20,164,253
INTERACTIVE MEDIA & SERVICES (4.0%)
Alphabet, Inc., Class A(a)	3,145	4,679,603
Alphabet, Inc., Class C(a)	3,089	4,580,863
Facebook, Inc., Class A(a)	28,568	7,246,845
Twitter, Inc.(a)	9,050	329,420
		16,836,731
INTERNET & DIRECT MARKETING RETAIL (3.8%)
Amazon.com, Inc.(a)	4,350	13,766,358
Booking Holdings, Inc.(a)	566	940,766
eBay, Inc.	23,990	1,326,167
Expedia Group, Inc.	1,605	130,021
		16,163,312
IT SERVICES (4.8%)
Accenture PLC, Class A	6,327	1,422,183
Akamai Technologies, Inc.(a)	1,960	220,382
Automatic Data Processing, Inc.	4,480	595,437
Broadridge Financial Solutions, Inc.	1,260	169,268
	Shares	Value
Cognizant Technology Solutions Corp., Class A	6,700	$ 457,744
DXC Technology Co.	31,467	563,574
Fidelity National Information Services, Inc.	6,386	934,336
Fiserv, Inc.(a)	11,900	1,187,501
FleetCor Technologies, Inc.(a)	3,780	977,395
Gartner, Inc.(a)	920	114,669
Global Payments, Inc.	2,857	508,603
International Business Machines Corp.	9,066	1,114,574
Jack Henry & Associates, Inc.	770	137,291
Mastercard, Inc., Class A	11,802	3,641,271
Paychex, Inc.	4,670	335,866
PayPal Holdings, Inc.(a)	18,150	3,558,670
VeriSign, Inc.(a)	812	171,884
Visa, Inc., Class A	20,644	3,930,618
Western Union Co. (The)	14,170	344,048
		20,385,314
LEISURE PRODUCTS (0.0%)
Hasbro, Inc.	1,580	114,961
LIFE SCIENCES TOOLS & SERVICES (0.7%)
Agilent Technologies, Inc.	6,050	582,796
Bio-Rad Laboratories, Inc., Class A(a)	480	251,947
Illumina, Inc.(a)	1,697	648,526
IQVIA Holdings, Inc.(a)	2,660	421,317
Mettler-Toledo International, Inc.(a)	363	339,405
PerkinElmer, Inc.	2,840	337,704
Waters Corp.(a)	1,357	289,245
		2,870,940
MACHINERY (1.2%)
Caterpillar, Inc.	5,610	745,457
Cummins, Inc.	1,707	329,895
Deere & Co.	3,183	561,195
Dover Corp.	1,260	129,692
Flowserve Corp.	780	21,739
Fortive Corp.	3,150	221,099
IDEX Corp.	950	156,579
Illinois Tool Works, Inc.	3,164	585,308
Ingersoll Rand, Inc.(a)	2,638	83,334
Otis Worldwide Corp.	4,523	283,773
PACCAR, Inc.	12,945	1,101,361
Parker-Hannifin Corp.	1,158	207,189
Snap-on, Inc.	670	97,733
Stanley Black & Decker, Inc.	1,482	227,220

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Westinghouse Air Brake Technologies Corp.	1,960	$ 121,892
Xylem, Inc.	2,690	196,316
		5,069,782
MEDIA (1.5%)
Charter Communications, Inc., Class A(a)	3,030	1,757,400
Comcast Corp., Class A	40,360	1,727,408
Discovery Communications, Inc., Class A(a)	5,600	118,160
Discovery Communications, Inc., Class C(a)	4,541	86,052
DISH Network Corp., Class A(a)	21,490	690,044
Fox Corp., Class A	6,020	155,135
Fox Corp., Class B	1,230	31,697
Interpublic Group of Cos., Inc. (The)	11,970	216,059
News Corp., Class A	86,200	1,096,464
News Corp., Class B	16,980	216,665
Omnicom Group, Inc.	4,650	249,844
ViacomCBS, Inc., Class B	7,330	191,093
		6,536,021
METALS & MINING (0.6%)
Freeport-McMoRan Copper & Gold, Inc.	17,098	220,906
Newmont Corp.	20,190	1,397,148
Nucor Corp.	20,590	863,751
		2,481,805
MULTILINE RETAIL (0.7%)
Dollar General Corp.	6,240	1,188,096
Dollar Tree, Inc.(a)	2,732	255,032
Kohl's Corp.	43,420	826,717
Target Corp.	5,150	648,282
		2,918,127
MULTI-UTILITIES (0.9%)
Ameren Corp.	5,050	405,212
CenterPoint Energy, Inc.	17,640	335,336
CMS Energy Corp.	4,630	297,153
Consolidated Edison, Inc.	5,180	397,979
Dominion Resources, Inc.	9,592	777,240
DTE Energy Co.	2,650	306,420
NiSource, Inc.	7,770	189,977
Public Service Enterprise Group, Inc.	6,566	367,302
Sempra Energy	3,030	377,114
WEC Energy Group	4,205	400,568
		3,854,301
OIL, GAS & CONSUMABLE FUELS (3.5%)
Apache Corp.	7,680	117,888
Cabot Oil & Gas Corp.	4,320	80,784
	Shares	Value
Chevron Corp.	24,479	$ 2,054,767
Concho Resources, Inc.	21,470	1,128,034
ConocoPhillips	24,369	911,157
Devon Energy Corp.	45,190	474,043
Diamondback Energy, Inc.	16,980	676,823
EOG Resources, Inc.	6,344	297,216
Exxon Mobil Corp.	52,680	2,216,774
Hess Corp.	11,410	561,486
HollyFrontier Corp.	33,990	934,725
Kinder Morgan, Inc.	50,990	718,959
Marathon Oil Corp.	78,790	432,557
Marathon Petroleum Corp.	49,098	1,875,544
Noble Energy, Inc.	9,690	96,803
Occidental Petroleum Corp.	24,313	382,687
ONEOK, Inc.	5,210	145,411
Phillips 66	4,919	305,076
Pioneer Natural Resources Co.	1,756	170,192
Valero Energy Corp.	21,860	1,229,188
Williams Cos., Inc. (The)	13,780	263,611
		15,073,725
PERSONAL PRODUCTS (0.2%)
Coty, Inc., Class A	12,710	47,154
Estee Lauder Cos., Inc., (The) Class A	4,818	951,748
		998,902
PHARMACEUTICALS (1.2%)
Eli Lilly and Co.	10,150	1,525,443
Mylan N.V.(a)	91,460	1,473,421
Perrigo Co. PLC	18,691	990,997
Zoetis, Inc.	6,450	978,336
		4,968,197
PROFESSIONAL SERVICES (0.3%)
Equifax, Inc.	1,300	211,328
IHS Markit Ltd.	5,590	451,281
Nielsen Holdings PLC	5,520	79,654
Robert Half International, Inc.	1,460	74,270
Verisk Analytics, Inc.	1,750	330,242
		1,146,775
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
CBRE Group, Inc., Class A(a)	19,760	865,686
ROAD & RAIL (1.0%)
CSX Corp.	8,770	625,652
J.B. Hunt Transport Services, Inc.	820	106,108
Kansas City Southern Industries, Inc.	4,550	781,918
Norfolk Southern Corp.	2,488	478,218

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Old Dominion Freight Line, Inc.	6,020	$ 1,100,576
Union Pacific Corp.	6,805	1,179,647
		4,272,119
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.0%)
Advanced Micro Devices, Inc.(a)	20,210	1,564,860
Analog Devices, Inc.	7,074	812,449
Applied Materials, Inc.	26,440	1,700,885
Broadcom, Inc.	5,972	1,891,631
Intel Corp.	41,870	1,998,455
KLA Corp.	6,560	1,310,885
Lam Research Corp.	5,226	1,971,038
Maxim Integrated Products, Inc.	2,300	156,607
Microchip Technology, Inc.	9,930	1,010,179
Micron Technology, Inc.(a)	32,780	1,640,803
NVIDIA Corp.	8,132	3,452,766
Qorvo, Inc.(a)	5,190	665,099
QUALCOMM, Inc.	15,820	1,670,750
Skyworks Solutions, Inc.	1,490	216,914
Texas Instruments, Inc.	8,940	1,140,297
Xilinx, Inc.	2,540	272,669
		21,476,287
SOFTWARE (8.4%)
Adobe, Inc.(a)	7,301	3,243,980
ANSYS, Inc.(a)	4,123	1,280,604
Autodesk, Inc.(a)	4,400	1,040,292
Cadence Design Systems, Inc.(a)	12,530	1,368,903
Citrix Systems, Inc.	1,150	164,174
Fortinet, Inc.(a)	10,760	1,488,108
Intuit, Inc.	3,922	1,201,583
Microsoft Corp.	77,370	15,861,624
NortonLifeLock, Inc.	8,472	181,724
Oracle Corp.	22,711	1,259,325
Paycom Software, Inc.(a)	4,960	1,410,475
salesforce.com, Inc.(a)	12,320	2,400,552
ServiceNow, Inc.(a)	6,070	2,665,944
Synopsys, Inc.(a)	6,400	1,275,008
Tyler Technologies, Inc.(a)	2,360	843,110
		35,685,406
SPECIALTY RETAIL (2.9%)
Advance Auto Parts, Inc.	796	119,512
AutoZone, Inc.(a)	651	786,031
Best Buy Co., Inc.	10,110	1,006,855
	Shares	Value
CarMax, Inc.(a)	9,220	$ 894,063
Gap, Inc. (The)	91,030	1,217,071
Home Depot, Inc. (The)	10,409	2,763,485
L Brands, Inc.	47,160	1,151,176
Lowe’s Cos., Inc.	7,480	1,113,847
O'Reilly Automotive, Inc.(a)	1,772	845,917
Ross Stores, Inc.	7,590	680,595
Tiffany & Co.	3,880	486,397
TJX Cos., Inc. (The)	19,470	1,012,245
Tractor Supply Co.	1,300	185,562
Ulta Salon Cosmetics & Fragrance, Inc.(a)	561	108,267
		12,371,023
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.7%)
Apple, Inc.	41,631	17,694,840
Hewlett Packard Enterprise Co.	92,570	913,666
HP, Inc.	30,700	539,706
NetApp, Inc.	3,920	173,656
Seagate Technology PLC	3,100	140,182
Western Digital Corp.	3,521	151,755
Xerox Holdings Corp.	31,601	526,157
		20,139,962
TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Hanesbrands, Inc.	6,620	93,541
NIKE, Inc., Class B	12,510	1,221,101
PVH Corp.	14,880	724,061
Ralph Lauren Corp.	825	58,822
Tapestry, Inc.	3,890	51,970
Under Armour, Inc., Class A(a)	4,900	51,548
Under Armour, Inc., Class C(a)	1,024	9,718
VF Corp.	4,155	250,796
		2,461,557
TRADING COMPANIES & DISTRIBUTORS (0.4%)
Fastenal Co.	8,010	376,791
United Rentals, Inc.(a)	7,190	1,117,110
W.W. Grainger, Inc.	378	129,098
		1,622,999
WATER UTILITIES (0.1%)
American Water Works Co., Inc.	2,220	326,939

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
T-Mobile U.S., Inc.(a)	4,050	$ 434,889
TOTAL COMMON STOCKS (COST $365,567,516)		426,729,636

	Number of Warrants	Value
WARRANTS (0.0%)
Occidental Petroleum Corp., Exp. 7/6/27, Strike $22.00(a)	3,039	$ 17,019
TOTAL WARRANTS (COST $—)		17,019

	Shares	Value
MONEY MARKET FUND (0.5%)
Northern Institutional Treasury Portfolio (Premier Class), 0.07%(b)	1,961,679	$ 1,961,679
TOTAL MONEY MARKET FUND (COST $1,961,679)		1,961,679
	Shares	Value
TOTAL INVESTMENTS (COST $367,529,195) 100.7%		$ 428,708,334
LIABILITIES IN EXCESS OF OTHER ASSETS (0.7)%		(3,084,957)
NET ASSETS 100.0%		$ 425,623,377

(a)	Represents non-income producing security.
(b)	7-day current yield as of July 31, 2020 is disclosed.

MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
S&P — Standard & Poor's

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Treasury Obligations	12.4%
Money Market Fund	7.8
U.S. Government Agencies	5.3
U.S. Government Agency Mortgage-Backed Obligations	5.2
Semiconductors & Semiconductor Equipment	5.1
Banks	4.8
Biotechnology	4.7
Oil, Gas & Consumable Fuels	4.3
IT Services	4.0
Software	3.7
Beverages	2.9
Specialty Retail	2.8
Food Products	2.4
Aerospace & Defense	2.3
Air Freight & Logistics	2.2
Capital Markets	2.2
Technology Hardware, Storage & Peripherals	2.1
Health Care Providers & Services	2.1
Chemicals	2.1
Hotels, Restaurants & Leisure	1.8
Insurance	1.7
Industry Diversification	Percent*
Internet & Direct Marketing Retail	1.6%
Machinery	1.4
Food & Staples Retailing	1.4
Health Care Equipment & Supplies	1.4
Consumer Finance	1.4
Media	1.4
Industrial Conglomerates	1.3
Road & Rail	1.3
Municipal Bonds	1.2
Electric Utilities	0.9
Household Products	0.7
Multiline Retail	0.7
Electronic Equipment, Instruments & Components	0.7
Pharmaceuticals	0.6
Household Durables	0.6
Communications Equipment	0.5
Thrifts & Mortgage Finance	0.2
Total Investments	99.2%

*	Percentages indicated are based on net assets as of July 31, 2020.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (66.6%)
AEROSPACE & DEFENSE (2.3%)
General Dynamics Corp., 3.75%, 5/15/28, (Callable 2/15/28 @ 100)	$ 1,000,000	$ 1,194,576
Raytheon Technologies Corp., 4.13%, 11/16/28, (Callable 8/16/28 @ 100)	2,000,000	2,403,135
		3,597,711
AIR FREIGHT & LOGISTICS (2.2%)
FedEx Corp., 4.00%, 1/15/24	2,000,000	2,226,519
United Parcel Service, Inc., 3.75%, 11/15/47, (Callable 5/15/47 @ 100)	1,000,000	1,245,262
		3,471,781
BANKS (4.6%)
Citigroup, Inc., 6.62%, 6/15/32	1,000,000	1,427,100
KeyCorp, 5.10%, 3/24/21	2,000,000	2,061,050
Manufacturers & Traders Trust Co., 0.99% (US0003M + 64 bps), 12/1/21, (Callable 9/8/20 @ 100)(a)	1,150,000	1,149,889
U.S. Bank NA/Cincinnati OH, 2.80%, 1/27/25, (Callable 12/27/24 @ 100)	2,500,000	2,735,167
		7,373,206
BEVERAGES (2.9%)
Coca-Cola Co. (The), 3.20%, 11/1/23	1,000,000	1,090,445
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,534,298
		4,624,743
BIOTECHNOLOGY (4.7%)
AbbVie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,886,919
Amgen, Inc., 3.88%, 11/15/21, (Callable 8/15/21 @ 100)	3,314,286	3,433,854
Celgene Corp., 3.87%, 8/15/25, (Callable 5/15/25 @ 100)	1,000,000	1,119,586
Gilead Sciences, Inc., 4.40%, 12/1/21, (Callable 9/1/21 @ 100)	1,000,000	1,044,706
		7,485,065
CAPITAL MARKETS (2.2%)
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,891,784
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,538,583
		3,430,367
CHEMICALS (2.1%)
Ecolab, Inc., 4.35%, 12/8/21	2,000,000	2,106,526
Sherwin-Williams Co. (The), 3.80%, 8/15/49, (Callable 2/15/49 @ 100)	1,000,000	1,210,135
		3,316,661
COMMUNICATIONS EQUIPMENT (0.5%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	764,300
	Principal Amount	Value
CONSUMER FINANCE (1.4%)
American Express Co., 3.40%, 2/22/24, (Callable 1/22/24 @ 100)	$ 1,000,000	$ 1,093,314
American Express Credit Corp., 3.30%, 5/3/27, (Callable 4/3/27 @ 100)	1,000,000	1,157,247
		2,250,561
ELECTRIC UTILITIES (0.9%)
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20, (Callable 8/20/20 @ 100)	1,500,000	1,501,898
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.7%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,068,944
FOOD & STAPLES RETAILING (1.4%)
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, (Callable 5/18/34 @ 100)	1,000,000	1,155,322
Walmart, Inc., 4.25%, 4/15/21	1,000,000	1,027,804
		2,183,126
FOOD PRODUCTS (2.4%)
General Mills, Inc., 4.20%, 4/17/28, (Callable 1/17/28 @ 100)	1,000,000	1,205,044
J.M. Smucker Co. (The), 3.50%, 10/15/21	500,000	519,086
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,129,204
		3,853,334
HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
Abbott Laboratories, 2.95%, 3/15/25, (Callable 12/15/24 @ 100)	2,000,000	2,203,522
HEALTH CARE PROVIDERS & SERVICES (2.1%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	2,000,000	2,205,290
Express Scripts Holding Co., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,145,610
		3,350,900
HOTELS, RESTAURANTS & LEISURE (1.8%)
McDonald’s Corp., 3.70%, 1/30/26, (Callable 10/30/25 @ 100)	1,500,000	1,719,188
Starbucks Corp., 3.75%, 12/1/47, (Callable 6/1/47 @ 100)	1,000,000	1,170,616
		2,889,804
HOUSEHOLD DURABLES (0.6%)
Newell Brands, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,030,000
HOUSEHOLD PRODUCTS (0.7%)
Procter & Gamble Co. (The), 3.10%, 8/15/23	1,000,000	1,085,578

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
INDUSTRIAL CONGLOMERATES (1.3%)
Honeywell International, Inc., 4.25%, 3/1/21	$ 2,000,000	$ 2,046,171
INSURANCE (1.4%)
Prudential Financial, Inc., 5.88% (US0003M + 418 bps), 9/15/42, (Callable 9/15/22 @ 100)(a)	2,000,000	2,143,200
INTERNET & DIRECT MARKETING RETAIL (1.4%)
Amazon.com, Inc., 3.80%, 12/5/24, (Callable 9/5/24 @ 100)	2,000,000	2,268,267
IT SERVICES (4.0%)
Fiserv, Inc., 4.20%, 10/1/28, (Callable 7/1/28 @ 100)	1,000,000	1,209,764
Mastercard, Inc., 3.37%, 4/1/24	1,000,000	1,107,761
PayPal Holdings, Inc., 2.85%, 10/1/29, (Callable 7/1/29 @ 100)	1,000,000	1,128,683
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	2,000,000	2,848,381
		6,294,589
MACHINERY (1.4%)
Caterpillar, Inc., 3.90%, 5/27/21	1,000,000	1,029,398
John Deere Capital Corp., 3.45%, 3/13/25	1,000,000	1,130,236
		2,159,634
MEDIA (1.4%)
Comcast Corp., 3.70%, 4/15/24, (Callable 3/15/24 @ 100)	2,000,000	2,226,365
MULTILINE RETAIL (0.7%)
Target Corp., 3.50%, 7/1/24	1,000,000	1,118,455
OIL, GAS & CONSUMABLE FUELS (4.3%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	727,946
ConocoPhillips Co., 4.95%, 3/15/26, (Callable 12/15/25 @ 100)	1,000,000	1,213,863
Gulf South Pipeline Company LP, 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,538,558
Valero Energy Corp., 4.00%, 4/1/29, (Callable 1/1/29 @ 100)	3,000,000	3,424,713
		6,905,080
PHARMACEUTICALS (0.6%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	905,505
	Principal Amount	Value
ROAD & RAIL (1.3%)
Union Pacific Corp., 4.16%, 7/15/22, (Callable 4/15/22 @ 100)	$ 2,000,000	$ 2,128,088
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.1%)
Intel Corp., 4.00%, 12/15/32	2,000,000	2,544,196
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	5,532,015
		8,076,211
SOFTWARE (3.7%)
Adobe, Inc., 3.25%, 2/1/25, (Callable 11/1/24 @ 100)	2,000,000	2,239,597
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	2,504,709
Salesforce.com, Inc., 3.70%, 4/11/28, (Callable 1/11/28 @ 100)	1,000,000	1,187,814
		5,932,120
SPECIALTY RETAIL (2.8%)
Home Depot, Inc. (The), 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,223,999
Lowe's Cos., Inc., 3.65%, 4/5/29, (Callable 1/5/29 @ 100)	1,000,000	1,172,151
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,035,903
		4,432,053
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (2.1%)
Apple, Inc., 1.65%, 5/11/30, (Callable 2/11/30 @ 100)	1,000,000	1,050,640
Apple, Inc., 3.45%, 2/9/45	1,000,000	1,234,339
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,020,000
		3,304,979
THRIFTS & MORTGAGE FINANCE (0.2%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35, (Callable 8/25/20 @ 100)(a)	263,263	267,918
TOTAL CORPORATE BONDS (COST $97,084,729)		105,690,136
MUNICIPAL BONDS (1.2%)
Cedar Hill Independent School District, 1.79%, 2/15/21	250,000	248,377

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
New York City Transitional Finance Authority Future Tax Secured Revenue, Build America Bonds, 5.72%, 5/1/30, (Callable 9/8/20 @ 100)	$ 1,500,000	$ 1,504,815
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	155,750
TOTAL MUNICIPAL BONDS (COST $1,962,055)		1,908,942
U.S. GOVERNMENT AGENCIES (5.3%)
Federal Farm Credit Bank
1.00%, 5/11/26, (Callable 8/12/20 @ 100)	1,000,000	1,000,026
3.00%, 11/25/30	1,000,000	1,197,474
		2,197,500
Federal Home Loan Bank
2.50%, 5/23/22(b)	1,000,000	1,041,378
3.50%, 7/29/21	2,000,000	2,067,736
		3,109,114
Federal Home Loan Mortgage Corp.
0.90%, 10/28/24, (Callable 10/28/20 @ 100)	1,000,000	1,000,334
1.05%, 7/21/28, (Callable 7/21/21 @ 100)	1,000,000	999,259
2.25%, 2/26/21(b)	50,000	50,608
2.50%, 3/29/22(b)	1,000,000	1,037,824
		3,088,025
TOTAL U.S. GOVERNMENT AGENCIES (COST $8,072,313)		8,394,639
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (5.2%)
Federal Home Loan Mortgage Corp.
3.50%, 2/1/34	668,414	701,801
3.50%, 10/1/49	1,055,785	1,112,609
3.72% (US0012M + 179 bps), 10/1/37(a)	28,110	28,504
3.75% (H15T1Y + 225 bps), 5/1/36(a)	30,817	31,409
4.00%, 12/15/25	2,500,000	2,773,668
5.00%, 11/1/37	9,839	10,967
6.00%, 3/1/38	26,350	30,839
		4,689,797
Federal National Mortgage Association
0.59% (US0001M + 42 bps), 11/25/36(a)	50,364	50,441
2.50% (H15T1Y + 213 bps), 7/1/36(a)	5,810	5,812
2.70% (US0012M + 182 bps), 5/1/36(a)	69,348	73,017
3.50%, 2/1/43	603,328	645,834
3.50%, 4/1/48	746,744	830,197
	Principal Amount	Value
3.91% (US0012M + 204 bps), 10/1/36(a)	$ 17,066	$ 17,101
4.00%, 9/1/33	464,535	491,851
4.00%, 10/1/46	726,319	784,626
5.00%, 1/1/35	15,419	16,318
5.50%, 9/1/36	9,487	9,918
6.00%, 6/1/36	182,643	200,474
6.00%, 9/1/36	42,682	46,989
6.00%, 5/1/37	31,289	35,591
		3,208,169
Government National Mortgage Association
3.00% (H15T1Y + 150 bps), 1/20/39(a)	9,737	9,803
4.25%, 10/20/38	3,106	3,105
4.50%, 6/15/40	124,375	137,380
4.50%, 8/20/38	68,757	74,707
5.00%, 5/20/40	69,691	75,809
5.50%, 12/20/38	7,429	8,148
6.00%, 10/15/37	29,687	35,305
6.00%, 6/15/37	27,449	31,577
6.50%, 10/20/38	1,819	1,988
		377,822
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $7,751,149)		8,275,788
U.S. TREASURY OBLIGATIONS (12.4%)
U.S. Treasury Bond, 1.13%, 5/15/40	2,000,000	2,052,890
U.S. Treasury Notes
0.38%, 1/15/27 (TIPS)	1,000,000	1,166,771
1.62%, 11/30/26	1,000,000	1,080,039
1.75%, 11/15/29	1,000,000	1,113,320
2.00%, 11/15/21	5,000,000	5,119,336
2.00%, 2/15/22	7,000,000	7,200,430
2.00%, 11/30/20	2,000,000	2,012,218
		17,692,114
TOTAL U.S. TREASURY OBLIGATIONS (COST $19,034,028)		19,745,004

	Shares	Value
MONEY MARKET FUND (7.8%)
Northern Institutional Treasury Portfolio (Premier Class), 0.07%(c)	12,327,192	$ 12,327,192
TOTAL MONEY MARKET FUND (COST $12,327,192)		12,327,192

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SELECT BOND FUND

	Shares	Value
PREFERRED STOCKS (0.7%)
BANKS (0.2%)
JPMorgan Chase & Co. − Preferred, 6.10%(d)	15,000	$ 379,950
INSURANCE (0.3%)
Globe Life, Inc. − Preferred, 6.13%(d)	15,000	390,000
INTERNET & DIRECT MARKETING RETAIL (0.2%)
eBay, Inc. − Preferred, 6.00%(d)	15,000	387,600
TOTAL PREFERRED STOCKS (COST $1,220,914)		1,157,550
TOTAL INVESTMENTS (COST $147,452,380) 99.2%		157,499,251
OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%		1,261,869
NET ASSETS 100.0%		$ 158,761,120

(a)	Variable rate security. The interest rate shown represents the rate in effect at July 31, 2020. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of July 31, 2020.
(c)	7-day current yield as of July 31, 2020 is disclosed.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

bps — Basis Points
H15T1Y — 1 Year Treasury Constant Maturity Rate
LLC — Limited Liability Company
LP — Limited Partnership
TIPS — Treasury Inflation-Protected Security
US0001M — 1 Month US Dollar LIBOR
US0003M — 3 Month US Dollar LIBOR
US0012M — 12 Month US Dollar LIBOR

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Equity Real Estate Investment Trusts	6.3%
Specialty Retail	5.0
Semiconductors & Semiconductor Equipment	4.8
Machinery	4.5
Banks	4.3
Insurance	4.3
Electronic Equipment, Instruments & Components	3.9
Software	3.2
Health Care Equipment & Supplies	3.2
Oil, Gas & Consumable Fuels	3.1
Health Care Providers & Services	3.0
Household Durables	2.6
Chemicals	2.5
Building Products	2.3
Auto Components	2.2
IT Services	2.2
Capital Markets	2.1
Metals & Mining	1.9
Food Products	1.7
Hotels, Restaurants & Leisure	1.7
Life Sciences Tools & Services	1.7
Commercial Services & Supplies	1.5
Biotechnology	1.4
Electrical Equipment	1.4
Food & Staples Retailing	1.4
Road & Rail	1.3
Communications Equipment	1.3
Professional Services	1.3
Textiles, Apparel & Luxury Goods	1.2
Air Freight & Logistics	1.2
Energy Equipment & Services	1.1
Construction & Engineering	1.1
Consumer Finance	1.1
Aerospace & Defense	1.1
Pharmaceuticals	1.1
Industry Diversification	Percent*
Leisure Products	1.0%
Media	1.0
Trading Companies & Distributors	0.9
Thrifts & Mortgage Finance	0.9
Internet & Direct Marketing Retail	0.9
Multiline Retail	0.8
Diversified Telecommunication Services	0.8
Diversified Consumer Services	0.7
Automobiles	0.7
Gas Utilities	0.7
Paper & Forest Products	0.6
Containers & Packaging	0.6
Electric Utilities	0.5
Health Care Technology	0.5
Real Estate Management & Development	0.4
Water Utilities	0.4
Mortgage Real Estate Investment Trusts	0.4
Multi-Utilities	0.4
Distributors	0.4
Airlines	0.3
Personal Products	0.3
Industrial Conglomerates	0.3
Wireless Telecommunication Services	0.3
Household Products	0.3
Money Market Fund	0.3
Entertainment	0.2
Technology Hardware, Storage & Peripherals	0.2
Construction Materials	0.2
Interactive Media & Services	0.2
Diversified Financial Services	0.2
Beverages	0.1
Marine	0.1
Total Investments	99.6%

*	Percentages indicated are based on net assets as of July 31, 2020.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (1.1%)
AAR Corp.	2,210	$ 38,056
Aerojet Rocketdyne Holdings, Inc.(a)	6,840	282,150
AeroVironment, Inc.(a)	1,200	91,860
Axon Enterprise, Inc.(a)	7,170	596,042
Cubic Corp.	1,780	74,760
Curtiss-Wright Corp.	2,360	210,323
Hexcel Corp.	6,140	229,022
Kaman Corp.	1,690	66,738
Mercury Computer Systems, Inc.(a)	6,400	495,552
Moog, Inc., Class A	1,860	99,919
National Presto Industries, Inc.	270	23,056
Park Aerospace Corp.	770	8,301
Triumph Group, Inc.	14,040	95,191
		2,310,970
AIR FREIGHT & LOGISTICS (1.2%)
Atlas Air Worldwide Holdings(a)	21,900	1,140,552
Echo Global Logistics, Inc.(a)	19,230	482,000
Forward Air Corp.	3,310	172,087
Hub Group, Inc., Class A(a)	5,520	292,008
XPO Logistics, Inc.(a)	6,560	492,131
		2,578,778
AIRLINES (0.3%)
Allegiant Travel Co.	1,696	190,003
Hawaiian Holdings, Inc.	10,430	124,013
JetBlue Airways Corp.(a)	27,430	283,626
SkyWest, Inc.	3,490	91,822
		689,464
AUTO COMPONENTS (2.2%)
Adient PLC(a)	17,380	289,203
American Axle & Manufacturing Holdings, Inc.(a)	33,920	239,475
Cooper Tire & Rubber Co.	9,530	296,002
Cooper-Standard Holdings, Inc.(a)	21,570	231,015
Dana, Inc.	31,690	362,217
Delphi Technologies PLC(a)	28,390	425,566
Dorman Products, Inc.(a)	1,650	134,888
Fox Factory Holding Corp.(a)	5,120	455,680
Garrett Motion, Inc.(a)	16,400	96,432
Gentex Corp.	15,930	429,951
Gentherm, Inc.(a)	2,160	83,743
Goodyear Tire & Rubber Co. (The)	48,150	433,831
LCI Industries	3,150	396,270
Lear Corp.	5,470	603,779
	Shares	Value
Motorcar Parts of America, Inc.(a)	2,160	$ 35,953
Standard Motor Products, Inc.	1,160	52,757
Visteon Corp.(a)	1,730	125,615
		4,692,377
AUTOMOBILES (0.7%)
Harley-Davidson, Inc.	6,610	172,058
Thor Industries, Inc.	6,510	742,075
Winnebago Industries, Inc.	8,230	497,175
		1,411,308
BANKS (4.3%)
Allegiance Bancshares, Inc.	690	16,829
Ameris Bancorp	3,102	71,579
Associated Bancorp	15,468	198,609
Banc of California, Inc.	2,870	30,766
BancorpSouth Bank	4,230	88,534
Bank of Hawaii Corp.	2,390	135,346
Bank OZK	12,650	304,233
Banner Corp.	1,640	58,105
Berkshire Hills Bancorp, Inc.	5,090	50,696
Boston Private Financial Holdings, Inc.	6,700	39,430
Brookline Bancorp, Inc.	6,100	58,530
Cadence BanCorp	14,090	110,043
Cathay General Bancorp	3,620	87,532
Central Pacific Financial Corp.	2,140	33,298
CIT Group, Inc.	4,810	91,246
City Holding Co.	730	45,596
Columbia Banking System, Inc.	3,710	107,330
Commerce Bancshares, Inc.	5,574	319,167
Community Bank System, Inc.	2,820	158,569
Cullen/Frost Bankers, Inc.	3,240	233,474
Customers Bancorp, Inc.(a)	8,880	105,228
CVB Financial Corp.	6,320	114,202
Dime Community Bancshares, Inc.	1,500	17,618
Eagle Bancorp, Inc.	1,700	51,136
East West Bancorp, Inc.	8,260	286,292
F.N.B. Corp.	24,300	180,063
First BanCorp	14,592	79,380
First Commonwealth Financial Corp.	4,960	39,035
First Financial Bancorp	4,760	66,235
First Financial Bankshares, Inc.	7,880	235,770
First Horizon National Corp.	18,520	171,680
First Midwest Bancorp, Inc.	6,240	75,722
Franklin Financial Network, Inc.	770	20,328
Fulton Financial Corp.	11,140	108,058
Glacier Bancorp, Inc.	4,760	168,076

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Great Western Bancorp, Inc.	3,280	$ 42,640
Hancock Holding Corp.	7,139	136,069
Hanmi Financial Corp.	2,251	20,777
Heritage Financial Corp.	1,430	27,048
Home Bancshares, Inc.	9,712	158,597
Hope Bancorp, Inc.	8,372	70,576
Independent Bank Corp. - Massachusetts	1,910	123,233
Independent Bank Group, Inc.	1,030	45,248
International Bancshares Corp.	3,120	94,910
National Bank Holdings Corp., Class A	1,950	54,171
NBT Bancorp	1,930	57,495
OFG Bancorp	2,890	37,801
Old National Bancorp	12,610	176,414
Pacific Premier Bancorp, Inc.	10,982	230,732
PacWest Bancorp	10,870	198,649
Pinnacle Financial Partners, Inc.	6,330	250,795
Preferred Bank/Los Angeles, CA	3,200	119,200
Prosperity Bancshares, Inc.	5,331	296,190
S&T Bancorp, Inc.	1,570	33,755
Seacoast Banking Corporation of Florida(a)	3,750	70,800
ServisFirst Bancshares, Inc.	4,140	151,483
Signature Bank	3,070	314,767
Simmons First National Corp., Class A	9,500	157,605
Southside Bancshares, Inc.	1,894	52,464
Sterling Bancorp	17,099	192,364
Synovus Financial Corp.	8,772	176,756
TCF Financial Corp.	10,301	283,174
Texas Capital Bancshares, Inc.(a)	4,820	160,120
Tompkins Financial Corp.	419	27,038
Triumph Bancorp, Inc.(a)	1,800	47,160
Trustmark Corp.	4,140	93,233
UMB Financial Corp.	2,480	123,504
Umpqua Holdings Corp.	20,610	223,619
United Bankshares, Inc.	6,543	172,212
United Community Banks, Inc.	5,222	93,630
Valley National Bancorp	19,464	145,396
Veritex Holdings, Inc.	2,223	37,169
Webster Financial Corp.	5,160	140,713
Westamerica BanCorp	1,470	88,729
Wintrust Financial Corp.	5,510	235,828
		9,119,799
BEVERAGES (0.1%)
Coca-Cola Consolidated, Inc.	941	216,016
National Beverage Corp.(a)	660	42,339
		258,355
	Shares	Value
BIOTECHNOLOGY (1.4%)
Anika Therapeutics, Inc.(a)	3,140	$ 114,296
Arrowhead Pharmaceuticals, Inc.(a)	10,110	435,438
Coherus Biosciences, Inc.(a)	2,240	39,401
Cytokinetics, Inc.(a)	3,990	86,264
Eagle Pharmaceuticals, Inc.(a)	4,510	209,219
Emergent BioSolutions, Inc.(a)	2,540	282,549
Enanta Pharmaceuticals, Inc.(a)	2,920	133,882
Exelixis, Inc.(a)	25,930	598,724
Ligand Pharmaceuticals, Inc.(a)	2,560	299,981
Momenta Pharmaceuticals, Inc.(a)	6,630	195,519
Myriad Genetics, Inc.(a)	4,300	51,901
Progenics Pharmaceuticals, Inc.(a)(b)	7,180	—
REGENXBIO, Inc.(a)	3,790	125,449
Spectrum Pharmaceuticals, Inc.(a)	12,140	36,299
United Therapeutics Corp.(a)	2,473	275,665
Vanda Pharmaceuticals, Inc.(a)	3,970	40,017
Xencor, Inc.(a)	2,990	89,969
		3,014,573
BUILDING PRODUCTS (2.3%)
AAON, Inc.	4,048	239,844
American Woodmark Corp.(a)	3,390	273,302
Apogee Enterprises, Inc.	2,220	47,930
Gibraltar Industries, Inc.(a)	1,840	95,165
Griffon Corp.	15,570	356,086
Insteel Industries, Inc.	1,150	21,436
Lennox International, Inc.	1,899	509,198
Owens Corning	6,060	366,448
Patrick Industries, Inc.	6,215	397,449
PGT Innovations, Inc.(a)	4,250	72,547
Quanex Building Products Corp.	4,075	57,254
Resideo Technologies, Inc.(a)	59,530	790,558
Simpson Manufacturing Co., Inc.	4,470	431,623
Trex Co., Inc.(a)	5,310	739,842
UFP Industries, Inc.	7,980	464,596
		4,863,278
CAPITAL MARKETS (2.1%)
Affiliated Managers Group, Inc.	2,600	178,854
Blucora, Inc.(a)	3,730	43,977
Donnelley Financial Solutions, Inc.(a)	28,111	243,160
Eaton Vance Corp.	6,690	241,777
Evercore Partners, Inc., Class A	2,460	136,038
FactSet Research Systems, Inc.	2,108	730,000
Federated Hermes, Inc.	5,660	149,198

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Greenhill & Co., Inc.	1,360	$ 16,293
Interactive Brokers Group, Inc., Class A	4,170	206,832
Janus Henderson Group PLC	16,550	345,729
Legg Mason, Inc.	9,560	477,904
Piper Sandler Cos.	920	56,957
SEI Investments Co.	6,650	347,994
Stifel Financial Corp.	4,005	194,162
StoneX Group, Inc.(a)	10,210	535,821
Virtus Investment Partners, Inc.	2,617	355,703
Waddell & Reed Financial, Inc., Class A	4,850	70,762
WisdomTree Investments, Inc.	6,910	24,876
		4,356,037
CHEMICALS (2.5%)
AdvanSix, Inc.(a)	15,320	190,734
American Vanguard Corp.	1,350	18,171
Ashland Global Holdings, Inc.	3,400	256,632
Avient Corp.	4,750	113,525
Balchem Corp.	1,735	173,951
Cabot Corp.	3,140	114,547
Chemours Co. (The)	18,690	346,326
Ferro Corp.(a)	4,310	50,384
FutureFuel Corp.	1,390	18,320
GCP Applied Technologies, Inc.(a)	2,420	55,224
H.B. Fuller Co.	2,980	135,113
Hawkins, Inc.	540	27,826
Ingevity Corp.(a)	2,490	145,615
Innospec, Inc.	3,640	273,619
Koppers Holdings, Inc.(a)	7,410	186,510
Kraton Performance Polymers, Inc. (a)	18,850	247,878
Livent Corp.(a)	7,650	47,966
Minerals Technologies, Inc.	4,700	220,336
NewMarket Corp.	319	119,564
Olin Corp.	28,580	321,239
Quaker Chemical Corp.	760	147,440
Rayonier, Inc.(a)	76,443	222,449
RPM International, Inc.	7,040	574,394
Scotts Miracle-Gro Co. (The)	3,620	574,023
Sensient Technologies Corp.	2,160	112,774
Stepan Co.	1,040	113,568
Tredegar Corp.	2,040	32,395
Trinseo SA	7,110	154,287
Valvoline, Inc.	10,396	213,326
		5,208,136
COMMERCIAL SERVICES & SUPPLIES (1.5%)
ABM Industries, Inc.	9,000	323,100
Brady Corp., Class A	2,610	119,982
	Shares	Value
Brink's Co. (The)	3,750	$ 166,312
Clean Harbors, Inc.(a)	4,250	253,300
Deluxe Corp.	2,540	71,704
Harsco Corp.(a)	6,030	96,239
Healthcare Services Group, Inc.	4,472	117,122
Herman Miller, Inc.	5,230	122,539
HNI Corp.	2,840	84,348
Interface, Inc.	5,560	44,369
KAR Auction Services, Inc.	14,590	220,747
Matthews International Corp., Class A	2,440	52,704
MSA Safety, Inc.	1,990	235,875
Pitney Bowes, Inc.	33,390	111,522
R.R. Donnelley & Sons Co.	42,533	48,062
Stericycle, Inc.(a)	5,050	305,197
Team, Inc.(a)	15,860	62,647
Tetra Tech, Inc.	4,730	419,314
UniFirst Corp.	1,370	255,477
US Ecology, Inc.	1,900	65,892
Viad Corp.	1,360	19,666
		3,196,118
COMMUNICATIONS EQUIPMENT (1.3%)
ADTRAN, Inc.	2,480	30,802
Applied Optoelectronics, Inc.(a)	10,760	152,900
CalAmp Corp.(a)	4,110	32,387
Ciena Corp.(a)	8,300	493,933
Comtech Telecommunications Corp.	5,260	86,369
Digi International, Inc.(a)	9,720	117,806
Extreme Networks, Inc.(a)	21,940	99,827
Harmonic, Inc.(a)	24,620	137,380
InterDigital, Inc.	1,820	109,236
Lumentum Holdings, Inc.(a)	6,615	614,070
NETGEAR, Inc.(a)	6,780	208,485
NetScout Systems, Inc.(a)	8,210	209,027
Plantronics, Inc.	1,900	37,981
ViaSat, Inc.(a)	3,250	123,370
Viavi Solutions, Inc.(a)	22,820	315,600
		2,769,173
CONSTRUCTION & ENGINEERING (1.1%)
AECOM Technology Corp.(a)	14,262	516,142
Aegion Corp.(a)	7,510	115,804
Arcosa, Inc.	5,773	243,736
Comfort Systems USA, Inc.	2,140	106,379
Dycom Industries, Inc.(a)	5,850	250,556
EMCOR Group, Inc.	3,150	215,775
Fluor Corp.	11,470	116,879
Granite Construction, Inc.	14,110	239,306

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MasTec, Inc.(a)	7,930	$ 315,456
MYR Group, Inc.(a)	1,120	41,070
Valmont Industries, Inc.	1,050	127,260
		2,288,363
CONSTRUCTION MATERIALS (0.2%)
Eagle Materials, Inc.	3,220	258,341
U.S. Concrete, Inc.(a)	4,520	112,186
		370,527
CONSUMER FINANCE (1.1%)
Encore Capital Group, Inc.(a)	5,650	206,395
Enova International, Inc.(a)	10,673	171,729
EZCORP, Inc., Class A(a)	76,950	440,154
FirstCash, Inc.	2,398	138,221
Green Dot Corp., Class A(a)	8,450	428,330
LendingTree, Inc.(a)	1,242	430,092
Navient Corp.	26,740	212,850
PRA Group, Inc.(a)	2,990	118,284
SLM Corp.	28,740	194,570
World Acceptance Corp.(a)	410	30,463
		2,371,088
CONTAINERS & PACKAGING (0.6%)
AptarGroup, Inc.	3,240	373,248
Greif, Inc., Class A	6,260	217,785
Myers Industries, Inc.	1,870	28,162
O-I Glass, Inc.	11,940	124,654
Silgan Holdings, Inc.	4,570	174,803
Sonoco Products Co.	5,410	279,913
		1,198,565
DISTRIBUTORS (0.4%)
Pool Corp.	2,730	864,591
DIVERSIFIED CONSUMER SERVICES (0.7%)
Adtalem Global Education, Inc.(a)	6,440	221,150
American Public Education, Inc.(a)	1,300	37,843
Graham Holdings Co., Class B	537	213,925
Grand Canyon Education, Inc.(a)	2,860	253,796
Perdoceo Education Corp.(a)	6,540	94,176
Regis Corp.(a)	3,950	30,336
Service Corp. International	10,520	456,147
Strategic Education, Inc.	1,369	172,782
WW International, Inc.(a)	2,880	74,246
		1,554,401
DIVERSIFIED FINANCIAL SERVICES (0.2%)
Jefferies Financial Group, Inc.	24,870	402,894
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
ATN International, Inc.	740	$ 42,646
Cincinnati Bell, Inc.(a)	2,952	44,310
Cogent Communications Holdings, Inc.	3,980	358,638
Consolidated Communications Holdings, Inc.(a)	123,860	904,178
Iridium Communications, Inc.(a)	5,510	150,919
Vonage Holdings Corp.(a)	13,810	165,029
		1,665,720
ELECTRIC UTILITIES (0.5%)
ALLETE, Inc.	2,550	151,215
Hawaiian Electric Industries, Inc.	6,070	220,098
IDACORP, Inc.	2,670	248,977
OGE Energy Corp.	10,600	348,740
PNM Resources, Inc.	4,590	193,836
		1,162,866
ELECTRICAL EQUIPMENT (1.4%)
Acuity Brands, Inc.	2,140	212,074
AZZ, Inc.	1,460	46,107
Encore Wire Corp.	1,250	62,737
EnerSys	2,540	170,840
Generac Holdings, Inc.(a)	6,160	970,693
Hubbell, Inc.	3,720	502,088
nVent Electric PLC	8,980	163,077
Powell Industries, Inc.	760	20,178
Regal Beloit Corp.	3,770	346,727
Sunrun, Inc.(a)	4,240	155,566
Vicor Corp.(a)	3,040	247,669
		2,897,756
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.9%)
Arlo Technologies, Inc.(a)	3,851	16,251
Arrow Electronics, Inc.(a)	8,930	639,567
Avnet, Inc.	16,620	444,086
Badger Meter, Inc.	1,630	102,038
Bel Fuse, Inc., Class B	14,630	178,486
Belden CDT, Inc.	2,380	75,208
Benchmark Electronics, Inc.	2,870	58,433
Cognex Corp.	11,300	755,631
Coherent, Inc.(a)	2,224	308,758
CTS Corp.	2,250	44,685
Daktronics, Inc.	24,320	101,414
ePlus, Inc.(a)	650	48,451
Fabrinet (a)	4,060	294,878
FARO Technologies, Inc.(a)	850	50,856

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
II-VI, Inc.(a)	8,661	$ 439,286
Insight Enterprises, Inc.(a)	2,140	106,658
Itron, Inc.(a)	4,040	281,022
Jabil Circuit, Inc.	14,570	507,910
Knowles Corp.(a)	5,710	87,135
Littelfuse, Inc.	1,285	228,280
Methode Electronics, Inc.	2,020	56,964
MTS Systems Corp.	990	18,365
National Instruments Corp.	6,495	230,572
OSI Systems, Inc.(a)	3,080	218,557
PC Connection, Inc.	480	20,976
Plexus Corp.(a)	3,340	248,129
Rogers Corp.(a)	1,620	193,088
Sanmina Corp.(a)	14,690	435,999
ScanSource, Inc.(a)	13,460	308,907
SYNNEX Corp.	5,218	650,893
Trimble Navigation Ltd.(a)	13,290	591,538
TTM Technologies, Inc.(a)	23,870	293,840
Vishay Intertechnology, Inc.	8,280	129,913
		8,166,774
ENERGY EQUIPMENT & SERVICES (1.1%)
Archrock, Inc.	24,970	166,300
Bristow Group, Inc.(a)	7,710	123,437
ChampionX Corp.(a)	6,970	66,285
Core Laboratories N.V.	3,770	80,414
DMC Global, Inc.	7,120	209,186
Dril-Quip, Inc.(a)	2,360	78,565
Exterran Corp.(a)	62,045	308,364
Geospace Technologies Corp.(a)	12,360	93,318
Helix Energy Solutions Group, Inc.(a)	30,130	126,245
Helmerich & Payne, Inc.	10,940	195,060
Matrix Service Co.(a)	12,860	112,589
Nabors Industries Ltd.	1,588	67,347
Newpark Resources, Inc.(a)	19,230	36,345
Oceaneering International, Inc.(a)	14,110	79,298
Oil States International, Inc.(a)	12,080	54,118
Patterson-UTI Energy, Inc.	26,360	102,145
ProPetro Holding Corp.(a)	39,940	214,478
RPC, Inc.(a)	32,300	95,931
SEACOR Holdings, Inc.(a)	1,580	45,946
Transocean Ltd.(a)	26,220	53,489
US Silica Holdings, Inc.	23,870	84,261
Valaris PLC(a)	54,089	21,208
		2,414,329
ENTERTAINMENT (0.2%)
Cinemark Holdings, Inc.	6,410	75,830
	Shares	Value
Glu Mobile, Inc.(a)	23,090	$ 217,970
Marcus Corp. (The)	2,660	36,735
World Wrestling Entertainment, Inc., Class A	2,750	128,177
		458,712
EQUITY REAL ESTATE INVESTMENT TRUSTS (6.3%)
Acadia Realty Trust	5,897	71,000
Agree Realty Corp.	3,780	253,147
Alexander & Baldwin, Inc.	6,513	76,984
American Assets Trust, Inc.	2,680	72,360
American Campus Communities, Inc.	8,540	304,366
Armada Hoffler Properties, Inc.	9,190	88,592
Brixmor Property Group, Inc.	15,740	181,167
Camden Property Trust	5,610	509,444
CareTrust REIT, Inc.	5,808	104,660
Cedar Shopping Centers, Inc.	8,730	7,102
Chatham Lodging Trust	2,050	10,681
Community Healthcare Trust, Inc.	5,650	258,375
Corecivic, Inc.	17,048	151,898
Coresite Realty Corp.	2,270	292,943
Corporate Office Properties Trust	5,850	154,908
Cousins Properties, Inc.	12,349	379,361
Cyrusone, Inc.	6,430	536,391
DiamondRock Hospitality Co.	15,570	71,933
Diversified Healthcare Trust	30,200	117,629
Douglas Emmett, Inc.	9,010	262,551
Easterly Government Properties, Inc.	4,400	107,580
EastGroup Properties, Inc.	2,900	384,714
EPR Properties	4,540	129,980
Essential Properties Realty Trust, Inc.	17,700	284,970
First Industrial Realty Trust, Inc.	7,330	321,934
Four Corners Property Trust, Inc.	6,267	157,928
Franklin Street Properties Corp.	3,260	17,115
Geo Group, Inc. (The)	18,854	200,418
Getty Realty Corp.	2,470	73,186
Global Net Lease, Inc.	4,270	71,096
Healthcare Realty Trust, Inc.	7,960	233,228
Hersha Hospitality Trust	8,430	40,127
Highwoods Properties, Inc.	5,760	220,838
Hudson Pacific Properties, Inc.	4,900	115,493
Independence Realty Trust, Inc.	2,480	28,520
Industrial Logistics Properties Trust	2,480	52,353
Innovative Industrial Properties, Inc.	5,730	597,238
Investors Real Estate Trust	720	52,056
iStar, Inc.	20,600	239,166
JBG Smith Properties	6,400	185,664
Kilroy Realty Corp.	5,290	308,248

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Kite Realty Group Trust	7,835	$ 77,331
Lamar Advertising Co.	5,290	347,712
Lexington Corporate Properties Trust	15,915	184,614
Life Storage, Inc.	2,600	255,138
LTC Properties, Inc.	2,620	97,333
Macerich Co. (The)	4,879	37,227
Mack-Cali Realty Corp.	5,020	72,388
Medical Properties Trust, Inc.	31,440	632,887
National Retail Properties, Inc.	9,550	338,547
National Storage Affiliates	3,830	118,041
NexPoint Residential Trust, Inc.	1,330	50,846
Office Properties Income Trust	2,857	71,854
Omega Healthcare Investors, Inc.	12,206	395,230
Park Hotels & Resorts, Inc.	20,604	170,395
Pebblebrook Hotel Trust	12,116	128,430
Pennsylvania Real Estate Investment Trust	3,850	4,543
Physicians Realty Trust	1,230	22,189
Potlatch Corp.	4,022	172,182
PS Business Parks, Inc.	1,200	165,540
Rayonier, Inc.	7,010	194,738
Retail Opportunity Investments Corp.	8,910	96,852
RPT Realty	2,440	15,177
Sabra Health Care REIT, Inc.	12,749	187,920
Safehold, Inc.	8,570	432,185
Saul Centers, Inc.	610	18,733
Service Properties Trust	8,860	59,362
Spirit Realty Capital, Inc.	5,070	174,712
STORE Capital Corp.	9,690	229,556
Summit Hotel Properties, Inc.	13,160	68,169
Tanger Factory Outlet Centers	6,800	43,724
Taubman Centers, Inc.	3,500	135,520
Uniti Group, Inc.	10,194	100,921
Universal Health Realty Income Trust	1,940	134,985
Urban Edge Properties	5,600	58,688
Urstadt Biddle Properties, Inc., Class A	4,060	39,829
Washington Prime Group, Inc.	34,820	25,554
Washington Real Estate	3,790	84,744
Weingarten Realty Investors	7,820	133,409
Whitestone REIT	1,040	6,864
Xenia Hotels & Resorts, Inc.	9,190	73,152
		13,384,565
FOOD & STAPLES RETAILING (1.4%)
Andersons, Inc. (The)	24,745	351,874
BJ's Wholesale Club Holdings, Inc.(a)	15,580	623,979
Chefs' Warehouse, Inc. (The)(a)	1,640	18,909
Grocery Outlet Holding Corp.(a)	3,230	142,088
	Shares	Value
PriceSmart, Inc.	1,360	$ 88,903
SpartanNash Co.	38,114	801,347
Sprouts Farmers Market, Inc.(a)	13,520	356,658
United Natural Foods, Inc.(a)	24,430	484,935
		2,868,693
FOOD PRODUCTS (1.7%)
B&G Foods, Inc.	13,800	398,958
Calavo Growers, Inc.	940	54,304
Cal-Maine Foods, Inc.(a)	1,710	75,146
Darling Ingredients, Inc.(a)	9,310	260,028
Flowers Foods, Inc.	10,913	248,271
Fresh Del Monte Produce, Inc.	13,850	312,733
Hain Celestial Group Inc. (The)(a)	4,470	151,891
Ingredion, Inc.	3,730	322,645
J & J Snack Foods Corp.	860	105,892
John B. Sanfilippo & Son, Inc.	1,280	112,858
Lancaster Colony Corp.	1,100	174,449
Pilgrim's Pride Corp.(a)	3,670	56,334
Post Holdings, Inc.(a)	3,755	333,219
Sanderson Farms, Inc.	1,730	192,886
Seneca Foods Corp., Class A(a)	11,000	430,980
Tootsie Roll Industries, Inc.	986	31,256
TreeHouse Foods, Inc.(a)	6,510	285,268
		3,547,118
GAS UTILITIES (0.7%)
National Fuel Gas Co.	4,900	198,793
New Jersey Resources Corp.	4,940	153,436
Northwest Natural Holding Co.	1,670	89,328
ONE Gas, Inc.	2,750	208,175
South Jersey Industries, Inc.	5,050	117,817
Southwest Gas Corp.	3,130	217,973
Spire, Inc.	2,760	170,182
UGI Corp.	11,460	382,076
		1,537,780
HEALTH CARE EQUIPMENT & SUPPLIES (3.2%)
AngioDynamics, Inc.(a)	5,330	44,026
Avanos Medical, Inc.(a)	2,950	90,476
Cantel Medical Corp.	2,107	99,556
Cardiovascular Systems, Inc.(a)	6,970	212,446
CONMED Corp.	3,140	259,176
CryoLife, Inc.(a)	2,660	51,631
Cutera, Inc.(a)	6,090	86,661
Glaukos Corp.(a)	5,290	231,173
Globus Medical, Inc., Class A(a)	4,170	200,911
Haemonetics Corp.(a)	2,850	249,831

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Heska Corp.(a)	500	$ 48,110
Hill-Rom Holdings, Inc.	3,710	360,686
ICU Medical, Inc.(a)	1,514	278,167
Inogen, Inc.(a)	1,090	33,463
Integer Holdings Corp.(a)	1,870	122,990
Integra LifeSciences Holdings Corp.(a)	4,010	191,477
Invacare Corp.	38,950	274,208
Lantheus Holdings, Inc.(a)	4,605	62,075
LeMaitre Vascular, Inc.	4,010	117,613
LivaNova PLC(a)	2,680	124,727
Masimo Corp.(a)	3,610	794,633
Meridian Bioscience, Inc.(a)	3,100	75,919
Merit Medical Systems, Inc.(a)	3,225	144,222
Mesa Laboratories, Inc.	210	49,757
Natus Medical, Inc.(a)	2,130	39,575
Neogen Corp.(a)	2,839	217,950
NuVasive, Inc.(a)	2,940	167,992
OraSure Technologies, Inc.(a)	3,830	69,514
Orthofix Medical, Inc.(a)	1,230	37,773
Penumbra, Inc.(a)	3,270	725,646
Quidel Corp.(a)	3,180	898,255
Surmodics, Inc.(a)	870	41,142
Tactile Systems Technology, Inc.(a)	1,120	45,898
Varex Imaging Corp.(a)	2,520	39,514
Zynex, Inc.(a)	14,090	269,401
		6,756,594
HEALTH CARE PROVIDERS & SERVICES (3.0%)
Acadia Healthcare(a)	8,570	255,472
Addus HomeCare Corp.(a)	2,280	219,815
Amedisys, Inc.(a)	2,439	571,116
AMN Healthcare Services, Inc.(a)	2,570	141,196
BioTelemetry, Inc.(a)	2,160	91,930
Chemed Corp.	1,101	541,901
CorVel Corp.(a)	1,490	118,440
Covetrus, Inc.(a)	5,620	124,539
Cross Country Healthcare, Inc.(a)	3,950	25,616
Encompass Health Corp.	5,640	383,971
Ensign Group, Inc. (The)	2,990	137,510
Hanger, Inc.(a)	10,880	189,965
HealthEquity, Inc.(a)	4,070	209,849
LHC Group, Inc.(a)	2,660	518,993
Magellan Health Services, Inc.(a)	5,440	403,485
Molina Healthcare, Inc.(a)	4,185	772,969
Owens & Minor, Inc.	19,855	319,268
Patterson Cos., Inc.	23,090	613,270
Pennant Group, Inc. (The)(a)	7,615	190,832
	Shares	Value
Providence Service Corp. (The)(a)	750	$ 60,758
RadNet, Inc.(a)	10,900	173,201
Select Medical Holdings Corp.(a)	8,410	160,126
Tivity Health, Inc.(a)	3,393	44,516
U.S. Physical Therapy, Inc.	900	74,754
		6,343,492
HEALTH CARE TECHNOLOGY (0.5%)
Allscripts Healthcare Solutions, Inc.(a)	9,616	86,544
Computer Programs and Systems, Inc.	890	21,965
HealthStream, Inc.(a)	1,710	37,543
HMS Holdings Corp.(a)	4,900	159,250
NextGen Healthcare, Inc.(a)	4,380	64,036
Omnicell, Inc.(a)	2,270	159,558
Simulations Plus, Inc.	6,050	425,920
Tabula Rasa HealthCare, Inc.(a)	1,140	64,068
		1,018,884
HOTELS, RESTAURANTS & LEISURE (1.7%)
Biglari Holdings, Inc., Class A(a)	1	221
Choice Hotels International, Inc.	2,760	231,950
Cracker Barrel Old Country Store, Inc.	1,790	197,741
DineEquity, Inc.	1,470	66,782
Dunkin' Brands Group, Inc.	7,850	539,531
El Pollo Loco Holdings, Inc.(a)	5,290	104,530
Fiesta Restaurant Group, Inc.(a)	1,990	12,895
Jack in the Box, Inc.	1,600	131,376
Marriott Vacations Worldwide Corp.	4,106	347,614
Papa John's International, Inc.	1,440	136,325
Shake Shack, Inc., Class A(a)	4,760	231,098
Six Flags Entertainment Corp.	5,530	96,167
Wendy's Co. (The)	12,810	296,936
Wingstop, Inc.	4,570	714,063
Wyndham Hotels & Resorts, Inc.	8,220	362,995
Wyndham Worldwide Corp.	6,430	171,038
		3,641,262
HOUSEHOLD DURABLES (2.6%)
Cavco Industries, Inc.(a)	1,090	218,360
Century Communities, Inc.(a)	2,780	99,024
Ethan Allen Interiors, Inc.	9,980	118,163
Helen of Troy Ltd.(a)	1,400	263,550
Installed Building Products, Inc.(a)	5,700	450,927
iRobot Corp.(a)	1,670	121,392
KB Home	5,550	186,702
La-Z-Boy, Inc.	2,770	78,834
LGI Homes, Inc.(a)	5,670	647,004

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
M.D.C Holdings, Inc.	8,572	$ 384,283
M/I Homes, Inc.(a)	1,740	72,436
Meritage Homes Corp.(a)	2,310	229,106
Taylor Morrison Home Corp.(a)	19,672	461,308
Tempur-Pedic International, Inc.(a)	3,620	293,039
Toll Brothers, Inc.	7,730	295,286
TopBuild Corp.(a)	4,460	588,363
TRI Pointe Group, Inc.(a)	30,560	510,963
Tupperware Brands Corp.	23,860	368,160
Universal Electronics, Inc.(a)	2,960	136,367
		5,523,267
HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co.(a)	1,470	55,654
Central Garden & Pet Co., Class A(a)	6,920	239,778
Energizer Holdings, Inc.	3,630	181,972
WD-40 Co.	762	149,771
		627,175
INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.	4,060	483,465
Raven Industries, Inc.	2,310	49,919
		533,384
INSURANCE (4.3%)
Alleghany Corp.	747	390,173
Ambac Financial Group, Inc.(a)	5,900	75,520
American Equity Investment Life Holding Co.	11,880	302,346
American Financial Group, Inc.	4,730	287,442
AMERISAFE, Inc.	1,060	67,268
Brighthouse Financial, Inc.(a)	17,790	504,169
Brown & Brown, Inc.	16,200	736,614
CNO Financial Group, Inc.	26,990	407,549
eHealth, Inc.(a)	3,760	259,966
Employers Holdings, Inc.	1,900	61,788
First American Financial Corp.	6,040	308,100
Genworth Financial, Inc., Class A(a)	162,380	331,255
Hanover Insurance Group, Inc. (The)	2,190	223,117
HCI Group, Inc.	540	24,095
Horace Mann Educators Corp.	4,520	169,862
James River Group Holdings Ltd.	1,860	86,155
Kemper Corp.	5,722	449,291
Kinsale Capital Group, Inc.	4,480	873,152
Mercury General Corp.	4,900	210,259
Old Republic International Corp.	23,710	381,020
Palomar Holdings, Inc.(a)	3,390	309,643
Primerica, Inc.	3,300	394,878
	Shares	Value
ProAssurance Corp.	3,130	$ 46,011
Reinsurance Group of America, Inc.	5,560	473,990
RenaissanceRe Holdings Ltd.	4,200	757,596
RLI Corp.	2,110	185,954
Safety Insurance Group, Inc.	730	55,239
Selective Insurance Group, Inc.	3,310	179,865
Stewart Information Services Corp.	5,800	243,310
Third Point Reinsurance Ltd.(a)	18,430	143,570
United Fire Group, Inc.	3,630	92,093
United Insurance Holdings Corp.	10,170	75,258
Universal Insurance Holdings, Inc.	2,360	41,324
		9,147,872
INTERACTIVE MEDIA & SERVICES (0.2%)
QuinStreet, Inc.(a)	10,730	125,273
TripAdvisor, Inc.	5,520	111,670
Yelp, Inc.(a)	4,180	104,416
		341,359
INTERNET & DIRECT MARKETING RETAIL (0.9%)
Etsy, Inc.(a)	8,880	1,051,215
Grubhub, Inc.(a)	5,220	377,093
Liquidity Services, Inc.(a)	7,240	37,286
PetMed Express, Inc.	1,280	39,936
Shutterstock, Inc.	2,730	148,348
Stamps.com, Inc.(a)	940	244,663
		1,898,541
IT SERVICES (2.2%)
Alliance Data Systems Corp.	3,970	176,109
CACI International, Inc., Class A(a)	1,997	415,017
Cardtronics PLC, Class A(a)	2,140	47,786
CSG Systems International, Inc.	4,770	200,960
EVERTEC, Inc.	6,080	188,784
ExlService Holdings, Inc.(a)	3,680	235,741
KBR, Inc.	13,610	302,686
LiveRamp Holdings, Inc.(a)	3,870	176,356
ManTech International Corp., Class A	3,450	240,051
MAXIMUS, Inc.	3,560	264,188
NIC, Inc.	9,000	197,280
Perficient, Inc.(a)	6,140	240,749
Perspecta, Inc.	12,340	264,076
Sabre Corp.	18,120	136,987
Science Applications International Corp.	2,844	227,463
Sykes Enterprises, Inc.(a)	2,690	73,867
TTEC Holdings, Inc.	5,730	271,946
Unisys Corp.(a)	14,490	172,286

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Virtusa Corp.(a)	5,130	$ 208,278
WEX, Inc.(a)	3,442	545,110
		4,585,720
LEISURE PRODUCTS (1.0%)
Brunswick Corp.	4,620	309,448
Callaway Golf Co.	17,110	325,946
Mattel, Inc.(a)	18,090	200,980
Polaris, Inc.	4,180	433,173
Sturm Ruger & Co., Inc.	980	79,743
Vista Outdoor, Inc.(a)	20,370	349,345
YETI Holdings, Inc.(a)	9,090	444,410
		2,143,045
LIFE SCIENCES TOOLS & SERVICES (1.7%)
Bio-Techne Corp.	2,764	760,542
Luminex Corp.	2,500	91,000
Medpace Holdings, Inc.(a)	4,730	564,526
NeoGenomics, Inc.(a)	13,780	526,809
PRA Health Sciences, Inc.(a)	5,020	534,931
Repligen Corp.(a)	5,460	823,969
Syneos Health, Inc.(a)	6,400	399,296
		3,701,073
MACHINERY (4.5%)
AGCO Corp.	3,570	234,299
Alamo Group, Inc.	1,510	155,696
Albany International Corp., Class A	3,290	158,183
Astec Industries, Inc.	1,370	60,951
Barnes Group, Inc.	2,780	102,499
Chart Industries, Inc.(a)	2,040	139,801
CIRCOR International, Inc.(a)	5,000	131,100
Colfax Corp.(a)	6,030	175,352
Crane Co.	2,870	162,356
Donaldson Co., Inc.	6,900	333,546
Enerpac Tool Group Corp.	3,220	60,858
EnPro Industries, Inc.	1,270	60,617
ESCO Technologies, Inc.	2,970	255,242
Federal Signal Corp.	11,600	358,556
Franklin Electric Co., Inc.	4,390	237,279
Graco, Inc.	8,840	470,642
Greenbrier Cos., Inc. (The)	20,900	537,757
Hillenbrand, Inc.	3,930	114,874
ITT, Inc.	4,900	282,877
John Bean Technologies Corp.	3,175	297,688
Kennametal, Inc.	5,200	140,192
Lincoln Electric Holdings, Inc.	4,040	365,176
Lindsay Corp.	520	50,424
	Shares	Value
Lydall, Inc.(a)	20,730	$ 335,826
Meritor, Inc.(a)	3,720	84,630
Middleby Corp. (The)(a)	2,880	239,213
Mueller Industries, Inc.	3,700	103,452
Nordson Corp.	3,320	642,852
Oshkosh Truck Corp.	3,790	298,349
Proto Labs, Inc.(a)	1,510	181,381
SPX Corp.(a)	4,780	200,760
SPX FLOW, Inc.(a)	5,120	205,210
Standex International Corp.	580	31,059
Tennant Co.	2,530	168,549
Terex Corp.	10,990	207,161
Timken Co. (The)	6,910	315,511
Titan International, Inc.	103,510	154,230
Toro Co. (The)	6,450	460,207
Trinity Industries, Inc.	13,500	263,655
Wabash National Corp.	16,530	188,277
Watts Water Technologies, Inc., Class A	2,450	205,530
Woodward, Inc.	4,680	350,719
		9,522,536
MARINE (0.1%)
Kirby Corp.(a)	3,700	171,088
Matson, Inc.	2,600	94,692
		265,780
MEDIA (1.0%)
AMC Networks, Inc., Class A(a)	2,670	61,677
Cable One, Inc.	414	754,540
EW Scripps Co. (The), Class A	5,640	64,183
Gannett Co., Inc.	63,202	93,539
John Wiley & Sons, Inc., Class A	2,750	93,032
Meredith Corp.	7,660	109,998
New York Times Co. (The), Class A	7,860	362,660
Scholastic Corp.	5,690	136,162
TechTarget (a)	9,040	328,062
TEGNA, Inc.	13,450	158,441
		2,162,294
METALS & MINING (1.9%)
Allegheny Technologies, Inc.(a)	8,640	75,082
Arconic Corp.(a)	3,220	52,454
Carpenter Technology Corp.	3,290	73,564
Century Aluminum Co.(a)	36,080	314,257
Cleveland-Cliffs, Inc.	20,558	106,490
Commercial Metals Co.	18,210	376,583
Compass Minerals International, Inc.	1,990	101,371
Haynes International, Inc.	690	12,668

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Kaiser Aluminum Corp.	760	$ 47,082
Materion Corp.	1,140	65,459
Olympic Steel, Inc.	29,960	316,977
Reliance Steel & Aluminum Co.	4,900	481,474
Royal Gold, Inc.	4,610	645,077
Steel Dynamics, Inc.	12,860	352,493
SunCoke Energy, Inc.	39,700	126,643
TimkenSteel Corp.(a)	51,225	187,996
United States Steel Corp.	53,660	357,375
Warrior Met Coal, Inc.	9,070	144,394
Worthington Industries, Inc.	4,380	163,900
		4,001,339
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.4%)
Apollo Commercial Real Estate Finance, Inc.	13,240	123,132
Armour Residential REIT, Inc.	3,580	33,437
Capstead Mortgage Corp.	12,460	76,629
Granite Point Mortgage Trust, Inc.	8,870	60,227
Invesco Mortgage Capital, Inc.	14,479	44,451
KKR Real Estate Finance Trust, Inc.	1,220	20,313
New York Mortgage Trust, Inc.	22,570	59,134
Pennymac Mortgage Investment Trust	16,760	315,926
Ready Capital Corp.	7,140	57,263
Redwood Trust, Inc.	16,240	115,791
		906,303
MULTILINE RETAIL (0.8%)
Big Lots, Inc.	16,740	658,552
Macy's, Inc.	81,300	492,678
Nordstrom, Inc.	13,260	181,529
Ollie's Bargain Outlet Holdings, Inc.(a)	3,250	341,575
		1,674,334
MULTI-UTILITIES (0.4%)
Avista Corp.	3,820	141,837
Black Hills Corp.	3,330	192,674
MDU Resources Group, Inc.	11,290	236,864
NorthWestern Corp.	3,010	169,342
		740,717
OIL, GAS & CONSUMABLE FUELS (3.1%)
Antero Midstream Corp.	35,070	198,847
Bonanza Creek Energy, Inc.(a)	15,170	275,942
Callon Petroleum Co.(a)	41,850	47,709
Cimarex Energy Co.	7,480	182,961
CNX Resources Corp.(a)	63,470	612,485
CONSOL Energy, Inc.(a)	43,437	255,410
Denbury Resources, Inc.(a)	216,660	5,525
	Shares	Value
Dorian LPG Ltd.(a)	1,410	$ 12,041
EQT Corp.	40,000	580,800
Equitrans Midstream Corp.	18,840	181,806
Green Plains Renewable Energy, Inc.(a)	32,860	424,880
Gulfport Energy Corp.(a)	138,450	139,834
Laredo Petroleum, Inc.(a)	6,057	91,824
Matador Resources Co.(a)	26,010	225,767
Murphy Oil Corp.	11,310	149,405
Oasis Petroleum, Inc.(a)	116,450	74,528
Par Pacific Holdings, Inc.(a)	19,470	144,273
PBF Energy, Inc., Class A	18,670	162,056
PDC Energy, Inc.(a)	7,878	112,340
Penn Virginia Corp.(a)	12,350	122,389
QEP Resources, Inc.	46,380	68,179
Range Resources Corp.	46,900	302,974
Renewable Energy Group, Inc.(a)	20,280	559,322
REX American Resources Corp.(a)	400	27,260
Ring Energy, Inc.(a)	99,060	108,966
SM Energy Co.	34,730	102,454
Southwestern Energy Co.(a)	303,350	737,140
Talos Energy, Inc.(a)	20,300	138,243
World Fuel Services Corp.	12,840	302,125
WPX Energy, Inc.(a)	45,320	270,560
		6,618,045
PAPER & FOREST PRODUCTS (0.6%)
Boise Cascade Co.	7,890	367,595
Clearwater Paper Corp.(a)	7,770	286,868
Domtar Corp.	14,600	306,454
Louisiana-Pacific Corp.	7,130	225,807
Mercer International, Inc.	4,330	32,259
Neenah Paper, Inc.	830	37,026
P.H. Glatfelter Co.	4,190	66,747
		1,322,756
PERSONAL PRODUCTS (0.3%)
Edgewell Personal Care Co.(a)	3,310	98,936
Inter Parfums, Inc.	2,560	104,678
Medifast, Inc.	1,460	244,010
Nu Skin Enterprises, Inc., Class A	3,030	135,896
USANA Health Sciences, Inc.(a)	690	56,014
		639,534
PHARMACEUTICALS (1.1%)
AMAG Pharmaceuticals, Inc.(a)	2,480	23,696
Amphastar Pharmaceuticals, Inc.(a)	3,210	64,264
ANI Pharmaceuticals, Inc.(a)	4,340	128,507
Catalent, Inc.(a)	10,270	896,982

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Corcept Therapeutics, Inc.(a)	18,450	$ 275,827
ENDO International PLC(a)	15,320	53,314
Innoviva, Inc.(a)	20,110	272,390
Lannett Co., Inc.(a)	27,070	161,067
Nektar Therapeutics(a)	9,540	211,406
Pacira BioSciences, Inc.(a)	2,220	116,794
Phibro Animal Health Corp., Class A	1,400	32,473
Prestige Consumer Healthcare, Inc.(a)	3,020	112,314
Supernus Pharmaceuticals, Inc.(a)	3,500	77,928
		2,426,962
PROFESSIONAL SERVICES (1.3%)
ASGN, Inc.(a)	3,170	217,018
CoreLogic, Inc.	4,590	312,854
Exponent, Inc.	4,470	375,748
Forrester Research, Inc.(a)	1,100	38,621
FTI Consulting, Inc.(a)	3,770	450,289
Heidrick & Struggles International, Inc.	1,230	24,883
Insperity, Inc.	2,250	150,435
Kelly Services, Inc., Class A	27,250	403,573
Korn Ferry	3,590	100,879
Manpower, Inc.	6,890	473,963
Resources Connection, Inc.	3,160	35,708
TrueBlue, Inc.(a)	13,050	201,362
		2,785,333
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Jones Lang LaSalle, Inc.	2,938	290,597
Marcus & Millichap, Inc.(a)	1,630	44,401
RE/MAX Holdings, Inc., Class A	1,160	37,549
Realogy Holdings Corp.	45,110	408,697
St Joe Co. (The)(a)	6,580	135,614
		916,858
ROAD & RAIL (1.3%)
ArcBest Corp.	18,430	560,088
Avis Budget Group, Inc.(a)	11,770	304,843
Heartland Express, Inc.	2,983	60,510
Knight-Swift Transportation Holdings, Inc.	11,580	503,614
Landstar System, Inc.	2,010	244,778
Marten Transport Ltd.	2,706	72,034
Ryder System, Inc.	11,980	438,827
Saia, Inc.(a)	3,700	441,965
Werner Enterprises, Inc.	2,570	113,042
		2,739,701
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.8%)
Advanced Energy Industries, Inc.(a)	4,930	362,700
	Shares	Value
Axcelis Technologies, Inc.(a)	2,280	$ 67,078
Brooks Automation, Inc.	11,240	612,018
Cabot Microelectronics Corp.	3,160	476,275
CEVA, Inc.(a)	1,400	56,280
Cirrus Logic, Inc.(a)	3,140	215,184
Cohu, Inc.	2,970	55,925
Cree, Inc.(a)	5,790	399,047
Diodes, Inc.(a)	5,460	280,917
DSP Group, Inc.(a)	1,130	16,781
Enphase Energy, Inc.(a)	4,610	278,260
First Solar, Inc.(a)	4,110	244,751
FormFactor, Inc.(a)	11,950	344,638
Ichor Holdings Ltd.(a)	8,840	290,129
Kulicke & Soffa Industries, Inc.	3,550	84,135
MaxLinear, Inc.(a)	3,850	97,598
MKS Instruments, Inc.	5,100	649,944
Monolithic Power Systems, Inc.	3,100	821,531
Onto Innovation, Inc.(a)	2,739	103,589
PDF Solutions, Inc.(a)	1,280	31,462
Photronics, Inc.(a)	11,860	140,897
Power Integrations, Inc.	2,710	330,701
Rambus, Inc.(a)	8,140	120,146
Semtech Corp.(a)	3,740	208,430
Silicon Laboratories, Inc.(a)	2,480	249,265
SMART Global Holdings, Inc.(a)	700	19,523
SolarEdge Technologies, Inc.(a)	6,080	1,064,608
Synaptics, Inc.(a)	1,810	144,836
Teradyne, Inc.	12,570	1,118,227
Ultra Clean Holdings, Inc.(a)	15,970	480,537
Universal Display Corp.	3,790	661,165
Veeco Instruments, Inc.(a)	3,679	49,740
		10,076,317
SOFTWARE (3.2%)
8x8, Inc.(a)	10,870	172,833
ACI Worldwide, Inc.(a)	9,060	242,717
Agilysys, Inc.(a)	6,710	140,642
Alarm.com Holdings, Inc.(a)	5,390	377,516
Blackbaud, Inc.	2,690	168,233
Bottomline Technologies DE, Inc.(a)	2,240	108,102
CDK Global, Inc.	6,990	317,765
Ceridian HCM Holding, Inc.(a)	5,650	442,339
CommVault Systems, Inc.(a)	2,410	106,233
Ebix, Inc.	1,440	31,759
Fair Isaac Corp.(a)	2,138	938,988
J2 Global, Inc.(a)	4,650	263,748
LivePerson, Inc.(a)	6,650	285,817

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
LogMeIn, Inc.	2,580	$ 221,390
Manhattan Associates, Inc.(a)	4,820	461,708
MicroStrategy, Inc., Class A(a)	439	54,401
OneSpan, Inc.(a)	1,660	51,692
Paylocity Holding Corp.(a)	4,500	599,400
Progress Software Corp.	3,930	137,000
PTC, Inc.(a)	5,650	483,414
Qualys, Inc.(a)	3,240	400,075
SPS Commerce, Inc.(a)	5,170	388,629
Teradata Corp.(a)	6,700	140,700
Xperi Holding Corp.	17,319	319,362
		6,854,463
SPECIALTY RETAIL (5.0%)
Aaron's, Inc.	3,920	204,546
Abercrombie & Fitch Co., Class A	30,230	291,115
American Eagle Outfitters, Inc.	19,450	194,500
America's Car-Mart, Inc.(a)	500	47,580
Asbury Automotive Group, Inc.(a)	1,230	123,184
AutoNation, Inc.(a)	11,340	582,195
Barnes & Noble Education, Inc.(a)	79,510	168,561
Bed Bath & Beyond, Inc.	22,630	244,857
Boot Barn Holdings, Inc.(a)	6,310	122,162
Buckle, Inc. (The)	2,025	32,461
Caleres, Inc.	15,945	100,613
Cato Corp., Class A (The)	11,540	82,973
Chico's FAS, Inc.	74,800	94,996
Children's Place Retail Stores, Inc. (The)	1,400	34,174
Conn's, Inc.(a)	24,340	242,426
Designer Brands, Inc., Class A	18,480	109,217
Dick's Sporting Goods, Inc.	8,110	369,978
Express, Inc.(a)	76,380	77,144
Five Below, Inc.(a)	4,870	530,392
Foot Locker, Inc.	11,610	341,218
GameStop Corp., Class A(a)	30,610	122,746
Genesco, Inc.(a)	11,120	172,916
Group 1 Automotive, Inc.	4,270	358,765
Guess?, Inc.	4,200	43,428
Haverty Furniture Cos., Inc.	9,700	137,934
Hibbett Sports, Inc.(a)	1,810	41,974
Lithia Motors, Inc., Class A	2,920	669,118
Lumber Liquidators Holdings, Inc.(a)	15,060	336,139
MarineMax, Inc.(a)	30,480	845,515
Michaels Cos., Inc. (The)(a)	24,470	175,695
Monro Muffler Brake, Inc.	2,065	116,259
ODP Corp. (The)	24,758	546,409
Rent-A-Center, Inc.	14,830	428,884
	Shares	Value
RH (a)	2,330	$ 669,712
Sally Beauty Holdings, Inc.(a)	7,810	90,674
Shoe Carnival, Inc.	5,390	132,324
Signet Jewelers Ltd.	18,100	194,394
Sleep Number Corp.(a)	7,140	332,010
Sonic Automotive, Inc., Class A	12,150	463,158
Urban Outfitters, Inc.(a)	10,750	177,805
Williams-Sonoma, Inc.	4,560	397,267
Zumiez, Inc.(a)	7,270	167,937
		10,615,355
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.2%)
3D Systems Corp.(a)	19,670	129,625
Diebold, Inc.(a)	21,360	148,879
NCR Corp.(a)	7,520	138,594
		417,098
TEXTILES, APPAREL & LUXURY GOODS (1.2%)
Capri Holdings Ltd.(a)	10,400	155,792
Carter's, Inc.	2,610	205,459
Columbia Sportswear Co.	2,030	153,955
Crocs, Inc.(a)	6,360	228,578
Deckers Outdoor Corp.(a)	2,150	449,888
Fossil Group, Inc.(a)	71,000	235,010
G-III Apparel Group Ltd.(a)	11,690	115,614
Kontoor Brands, Inc.	2,780	53,265
Movado Group, Inc.	15,660	150,962
Oxford Industries, Inc.	1,110	47,663
Skechers USA, Inc., Class A(a)	11,980	350,775
Steven Madden Ltd.	7,935	168,063
Unifi, Inc.(a)	7,350	87,906
Vera Bradley, Inc.(a)	10,810	47,402
Wolverine World Wide, Inc.	5,840	140,394
		2,590,726
THRIFTS & MORTGAGE FINANCE (0.9%)
Axos Financial, Inc.(a)	3,480	77,987
Essent Group Ltd.	12,830	459,699
Flagstar Bancorp, Inc.	1,540	48,325
HomeStreet, Inc.	1,910	50,500
Meta Financial Group, Inc.	10,150	189,399
New York Community Bancorp, Inc.	27,620	290,839
NMI Holdings, Inc., Class A(a)	14,210	220,539
Northfield Bancorp, Inc.	4,990	47,954
Northwest Bancshares, Inc.	3,460	34,081
Provident Financial Services, Inc.	3,730	50,914
TrustCo Bank Corp. NY	4,000	23,160

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Walker & Dunlop, Inc.	5,370	$ 270,702
Washington Federal, Inc.	4,980	116,233
		1,880,332
TRADING COMPANIES & DISTRIBUTORS (0.9%)
Applied Industrial Technologies, Inc.	2,430	153,381
DXP Enterprises, Inc.(a)	3,850	64,988
Foundation Building Materials, Inc.(a)	650	8,924
GATX Corp.	2,220	135,398
GMS, Inc.(a)	2,920	68,416
MSC Industrial Direct Co., Inc., Class A	2,380	157,104
NOW, Inc.(a)	40,300	317,564
Univar Solutions, Inc.(a)	10,510	185,712
Veritiv Corp.(a)	22,090	338,198
Watsco, Inc.	1,790	422,565
		1,852,250
WATER UTILITIES (0.4%)
American States Water Co.	1,950	149,916
California Water Service Group	2,710	127,018
Essential Utilities, Inc.	10,912	494,859
		771,793
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Shenandoah Telecommunications Co.	2,630	132,210
Spok Holdings, Inc.	11,020	110,420
Telephone and Data Systems, Inc.	22,890	444,524
		687,154
TOTAL COMMON STOCKS (COST $214,841,101)		210,352,756
RIGHT (0.0%)
CAPITAL MARKETS (0.0%)
Escrow Calamos Asset Management, Inc., Class A(a)(b)	27,070	—
TOTAL RIGHT (COST $—)		—
	Shares	Value
MONEY MARKET FUND (0.3%)
Northern Institutional Treasury Portfolio (Premier Class), 0.07%(c)	516,337	$ 516,337
TOTAL MONEY MARKET FUND (COST $516,337)		516,337
PREFERRED STOCKS (0.0%)
TRADING COMPANIES & DISTRIBUTORS (0.0%)
WESCO International, Inc.(a)	3,095	83,936
TOTAL PREFERRED STOCKS (COST $82,018)		83,936
TOTAL INVESTMENTS (COST $215,439,456) 99.6%		210,953,029
OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%		881,506
NET ASSETS 100.0%		$ 211,834,535
Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	7-day current yield as of July 31, 2020 is disclosed.

PLC — Public Limited Company
REIT — Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS — July 31, 2020 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a ‘‘Fund’’ and, collectively, the ‘‘Funds’’) consists of six Funds — Steward Large Cap Enhanced Fund, Steward Mid-Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, Steward Global Equity Income Fund and Steward Covered Call Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Equity securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on The NASDAQ Stock Market LLC (‘‘NASDAQ’’) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities including corporate bonds and U.S government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued at the bid price as obtained from a Fund's designated pricing service. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. Written options are valued at the last sale price, if any, and are otherwise at the most recent bid for long options and the most recent ask for short options. All other securities and securities for which prices are not available or with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Funds' Board of Directors.
Accounting principals generally accepted in the United States of America (‘‘GAAP’’) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to these valuation policies, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarcy.

The following table presents a summary of inputs used to value the Funds’ investments as of July 31, 2020:
	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Security Type
Common Stocks*	$ 30,362,532	$ —	$ —	$ 30,362,532
Warrants	2,800	—	—	2,800
Money Market Fund	361,939	—	—	361,939
Total Investment Securities	$ 30,727,271	$ —	$ —	$ 30,727,271
Other Financial Instruments:^
Written Call Options	$ (954,111)	$ —	$ —	$ (954,111)
Total Investments	$ 29,773,160	$ —	$ —	$ 29,773,160
Steward Global Equity Income Fund
Security Type
Common Stocks*	$ 280,800,633	$ —	$ —	$ 280,800,633
Preferred Stocks*	3,870,992	—	—	3,870,992
Money Market Fund	905,172	—	—	905,172
Total Investments	$ 285,576,797	$ —	$ —	$ 285,576,797
Steward International Enhanced Index Fund
Security Type
Common Stocks*	$ 139,945,443	$ —	$ —	$ 139,945,443
Master Limited Partnerships*	387,439	—	—	387,439
Preferred Stocks*	2,483,992	—	—	2,483,992
Money Market Fund	1,171,234	—	—	1,171,234
Total Investments	$ 143,988,108	$ —	$ —	$ 143,988,108
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$ 426,729,636	$ —	$ —	$ 426,729,636
Warrants	17,019	—	—	17,019
Money Market Fund	1,961,679	—	—	1,961,679
Total Investments	$ 428,708,334	$ —	$ —	$ 428,708,334
Steward Select Bond Fund
Security Type
Corporate Bonds*	$ —	$ 105,690,136	$ —	$ 105,690,136
Municipal Bonds	—	1,908,942	—	1,908,942
U.S. Government Agencies	—	8,394,639	—	8,394,639
U.S. Government Agency Mortgage-Backed Obligations	—	8,275,788	—	8,275,788
U.S. Treasury Obligations	—	19,745,004	—	19,745,004
Preferred Stocks*	769,950	387,600	—	1,157,550
Money Market Fund	12,327,192	—	—	12,327,192
Total Investments	$ 13,097,142	$ 144,402,109	$ —	$ 157,499,251
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$ 210,352,756	$ —	$ —**	$ 210,352,756
Right*	—	—	—**	—
Preferred Stocks*	83,936	—	—	83,936
Money Market Fund	516,337	—	—	516,337
Total Investments	$ 210,953,029	$ —	$ —	$ 210,953,029

*	Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, preferred stocks, and rights segregated by industry type.
**	Level 3 security has zero value.
^	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.

Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds' investment adviser. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.
Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.
For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.